UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-06243

Franklin Strategic Series

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end:   4/30

Date of reporting period: 1/31/14

Item 1. Schedule of Investments.

Franklin Strategic Series
Statement of Investments, January 31, 2014 (unaudited)

Franklin Biotechnology Discovery Fund	Country	Shares/Warrants	Value
Common Stocks and Other Equity Interests 91.6%
Biotechnology 81.2%
[a]Acadia Pharmaceuticals Inc.	United States	540,900	$12,602,970
[a]Acceleron Pharma Inc.	United States	248,900	11,536,515
[a]Acorda Therapeutics Inc.	United States	277,700	8,150,495
[a,b]ADMA Biologics Inc.	United States	133,400	1,147,240
[a,b]Agios Pharmaceuticals Inc.	United States	191,700	5,070,465
[a]Alexion Pharmaceuticals Inc.	United States	308,400	48,952,332
[a]Alnylam Pharmaceuticals Inc.	United States	311,500	26,060,090
[a,b]Amarin Corp. PLC, ADR	United Kingdom	1,457,900	2,667,957
Amgen Inc.	United States	663,300	78,899,535
[a,b]Anthera Pharmaceuticals Inc.	United States	292,062	855,742
[a,b]ARIAD Pharmaceuticals Inc.	United States	2,275,427	16,815,406
[a]Arrowhead Research Corp.	United States	622,200	9,544,548
[a,b]BIND Therapeutics Inc.	United States	123,900	1,567,335
[a]Biogen Idec Inc.	United States	299,661	93,686,015
[a]BioMarin Pharmaceutical Inc.	United States	469,856	32,363,681
[a]Biospecifics Technologies Corp.	United States	110,850	2,515,187
[a,b]Bluebird Bio Inc.	United States	133,128	2,951,448
Cara Therapeutics Inc.	United States	202,400	2,612,984
[a]Celgene Corp.	United States	509,700	77,438,721
[a]Celldex Therapeutics Inc.	United States	1,081,740	27,887,257
[a,b]ChemoCentryx Inc.	United States	379,447	2,356,366
[a]Clovis Oncology Inc.	United States	210,900	13,714,827
[a]Curis Inc.	United States	525,100	1,486,033
[a]CytRx Corp.	United States	486,400	3,375,616
[a]Dicerna Pharmaceuticals Inc.	United States	238,200	9,794,784
[a]Dyax Corp.	United States	239,700	2,018,274
[a]Dynavax Technologies Corp.	United States	1,509,700	2,626,878
[a,b]Fiveprime Therapeutics Inc.	United States	159,000	2,330,940
[a]Gilead Sciences Inc.	United States	1,645,300	132,693,445
[a]GlycoMimetics Inc.	United States	295,800	2,943,210
[a]Halozyme Therapeutics Inc.	United States	1,083,500	16,967,610
[a,b]Heat Biologics Inc.	United States	240,400	1,762,132
[a]Heron Therapeutics Inc.	United States	965,010	11,763,472
[a,c]Heron Therapeutics Inc., wts., 144A, 7/01/16	United States	278,594	2,393,122
[a]Hyperion Therapeutics Inc.	United States	118,900	3,338,712
[a]Incyte Corp.	United States	647,900	42,450,408
[a]Infinity Pharmaceuticals Inc.	United States	174,000	2,235,900
[a]Insmed Inc.	United States	424,600	8,670,332
[a]InterMune Inc.	United States	661,800	8,835,030
Intra-Cellular Therapies Inc.	United States	298,300	5,787,020
[a,b]Intrexon Corp.	United States	89,800	3,014,586
[a]Isis Pharmaceuticals Inc.	United States	413,500	21,113,310
[a]Karyopharm Therapeutics Inc.	United States	338,116	11,803,630
[a,b]Keryx Biopharmaceuticals Inc.	United States	956,800	14,715,584
[a,d]Lpath Inc., A	United States	326,500	1,534,550
[a,b]MacroGenics Inc.	United States	165,900	6,604,479
[a,b,e]Mast Therapeutics Inc.	United States	5,353,500	4,662,899
[a,e]Mast Therapeutics Inc., wts., 6/14/18	United States	4,544,600	1,090,704
[a]Medivation Inc.	United States	782,754	62,307,218
[a]MEI Pharma Inc.	United States	214,365	1,813,528
[a,b]Mirati Therapeutics Inc.	Canada	260,500	5,423,610
[a]Neurocrine Biosciences Inc.	United States	795,486	13,594,856
[a,b]NewLink Genetics Corp.	United States	315,400	11,676,108
[a,b,d]Northwest Biotherapeutics Inc.	United States	895,522	4,647,759
[a,d]Northwest Biotherapeutics Inc., wts., 8/08/14	United States	223,880	411,939
[a,d,f]Northwest Biotherapeutics Inc., wts., 2/20/19	United States	223,880	1,051,947
[a]Novavax Inc.	United States	1,322,300	7,193,312
[a]NPS Pharmaceuticals Inc.	United States	220,800	7,900,224
[a,b]OncoMed Pharmaceuticals Inc.	United States	91,700	2,766,589
[a,b]Oncothyreon Inc.	United States	954,279	2,070,785

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Strategic Series
Statement of Investments, January 31, 2014 (unaudited) (continued)
[a]Orexigen Therapeutics Inc.	United States	1,446,900	9,838,920
[a,c]OvaScience Inc., 144A	United States	166,654	1,559,881
[a]Pharmacyclics Inc.	United States	101,600	13,519,912
[a]Portola Pharmaceuticals Inc.	United States	243,700	6,499,479
[a]Progenics Pharmaceuticals Inc.	United States	267,701	1,279,611
[a,b]Prosensa Holding NV	Netherlands	100,300	604,809
[a,b]PTC Therapeutics Inc.	United States	157,600	4,108,632
[a]Puma Biotechnology Inc.	United States	205,544	24,297,356
[a]Receptos Inc.	United States	290,800	11,588,380
[a]Regeneron Pharmaceuticals Inc.	United States	197,909	57,114,558
[a]Sangamo BioSciences Inc.	United States	216,200	4,181,308
[a]Sophiris Bio Inc.	Canada	212,600	827,014
[a]Stemline Therapeutics Inc.	United States	317,700	7,990,155
[a]Targacept Inc.	United States	529,086	2,333,269
[a]Tekmira Pharmaceuticals Corp.	Canada	779,600	10,883,216
[a]Tesaro Inc.	United States	231,100	7,281,961
[a]Threshold Pharmaceuticals Inc.	United States	616,100	3,006,568
[a]Threshold Pharmaceuticals Inc., wts., 3/16/16	United States	190,476	184,381
[a]Tonix Pharmaceuticals Holding Corp.	United States	142,900	1,997,742
Ultragenyx Pharmaceutical Inc.	United States	100,900	4,263,025
[a]United Therapeutics Corp.	United States	90,200	9,256,324
[a]Verastem Inc.	United States	98,200	1,233,392
[a]Vertex Pharmaceuticals Inc.	United States	477,700	37,757,408
			1,147,874,952
Health Care Equipment & Supplies 0.2%
[a]Cerus Corp.	United States	512,400	3,161,508

Life Sciences Tools & Services 3.1%
[a]Illumina Inc.	United States	284,900	43,304,800

Pharmaceuticals 7.1%
[a]Aratana Therapeutics Inc.	United States	159,000	3,420,090
[a,e]Celsus Therapeutics PLC, ADR	United Kingdom	289,817	2,579,371
[a]GW Pharmaceuticals PLC, ADR	United Kingdom	48,900	2,742,801
[a]Jazz Pharmaceuticals PLC	United States	61,000	9,251,260
[a]Nektar Therapeutics	United States	914,600	12,438,560
[a]Nuvo Research Inc.	Canada	112,036	318,004
[a,c]Nuvo Research Inc., 144A	Canada	52,941	150,268
[b]Questcor Pharmaceuticals Inc.	United States	81,700	5,474,717
[a,b]Repros Therapeutics Inc.	United States	568,425	10,657,969
[a]Sagent Pharmaceuticals Inc.	United States	706,100	13,366,473
[a]SciClone Pharmaceuticals Inc.	United States	1,576,460	7,409,362
Shire PLC, ADR	United Kingdom	152,600	22,832,012
[a]TherapeuticsMD Inc.	United States	1,443,200	9,496,256
[a,b]Transcept Pharmaceuticals Inc.	United States	163,581	543,089
			100,680,232
Total Common Stocks and Other Equity Interests (Cost $765,160,793)			1,295,021,492
Preferred Stocks (Cost $5,065,937) 0.5%
Biotechnology 0.5%
[a,g]FibroGen Inc., pfd., E	United States	1,128,271	6,566,537

Total Investments before Short Term Investments (Cost $770,226,730)			1,301,588,029
Short Term Investments 15.9%
Money Market Funds (Cost $131,514,410) 9.3%
[a,h]Institutional Fiduciary Trust Money Market Portfolio	United States	131,514,410	131,514,410

Investments from Cash Collateral Received for Loaned Securities (Cost
$92,346,246) 6.6%
Money Market Funds 6.6%
[i]BNY Mellon Overnight Government Fund, 0.016%	United States	92,346,246	92,346,246

Franklin Strategic Series
Statement of Investments, January 31, 2014 (unaudited) (continued)
Total Investments (Cost $994,087,386) 108.0%	1,525,448,685
Other Assets, less Liabilities (8.0)%	(112,462,518)
Net Assets 100.0%	$1,412,986,167

a Non-income producing.
b A portion or all of the security is on loan at January 31, 2014.
c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
January 31, 2014, the aggregate value of these securities was $4,103,271, representing 0.29% of net assets.
d At January 31, 2014, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
e See Note 7 regarding holdings of 5% voting securities.
f Security has been deemed illiquid because it may not be able to be sold within seven days. At January 31, 2014, the value of this security was $1,051,947, representing
0.07% of net assets.
g See Note 6 regarding restricted securities.
h The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.
i The rate shown is the annualized seven-day yield at period end.

ABBREVIATIONS
Selected Portfolio

ADR - American Depositary Receipt

Franklin Strategic Series
Statement of Investments, January 31, 2014 (unaudited)

Franklin Flex Cap Growth Fund	Shares	Value
Common Stocks 97.5%
Automobiles & Components 0.8%
BorgWarner Inc.	400,000	$21,480,000
[a]Tesla Motors Inc.	35,300	6,403,773
		27,883,773
Banks 2.0%
[a]Signature Bank/New York NY	318,400	38,863,904
[a]Texas Capital Bancshares Inc.	81,000	4,817,070
Wells Fargo & Co.	529,800	24,021,132
		67,702,106
Capital Goods 11.1%
[a]Chart Industries Inc.	316,200	27,016,128
Cummins Inc.	50,000	6,349,000
Danaher Corp.	400,000	29,756,000
[a]DigitalGlobe Inc.	325,000	12,408,500
Fastenal Co.	317,900	13,965,347
[a]HD Supply Holdings Inc.	198,600	4,263,942
Honeywell International Inc.	440,000	40,141,200
[a]Jacobs Engineering Group Inc.	276,400	16,780,244
[a]The Keyw Holding Corp.	300,000	4,800,000
The Manitowoc Co. Inc.	950,000	27,027,500
Pall Corp.	375,200	30,053,520
Precision Castparts Corp.	202,700	51,637,825
[a]Proto Labs Inc.	285,000	22,617,600
Rockwell Automation Inc.	154,400	17,731,296
Roper Industries Inc.	201,200	27,612,688
[a]United Rentals Inc.	507,500	41,077,050
		373,237,840
Commercial & Professional Services 1.8%
[a]IHS Inc., A	132,500	15,026,825
Nielsen Holdings NV	460,600	19,478,774
[a]Stericycle Inc.	154,400	18,074,064
[a]Verisk Analytics Inc., A	135,000	8,621,100
		61,200,763
Consumer Durables & Apparel 3.9%
[a]Lululemon Athletica Inc. (Canada)	175,000	7,995,750
[a]Michael Kors Holdings Ltd.	343,200	27,431,976
NIKE Inc., B	441,400	32,155,990
Ralph Lauren Corp.	100,000	15,689,000
[a,b]TRI Pointe Homes Inc.	617,900	10,899,756
[a]Under Armour Inc., A	350,000	37,838,500
		132,010,972
Consumer Services 3.3%
[a]Bally Technologies Inc.	242,800	17,802,096
[a]Chipotle Mexican Grill Inc.	31,000	17,110,760
[a]Chuy's Holdings Inc.	216,100	7,805,532
Hilton Worldwide Holdings Inc.	290,300	6,284,995
Las Vegas Sands Corp.	275,000	21,043,000
[a,b]Noodles & Co.	225,000	8,178,750
Wynn Resorts Ltd.	154,400	33,569,648
		111,794,781
Diversified Financials 3.4%
[a]Affiliated Managers Group Inc.	75,000	14,943,000
Discover Financial Services	450,000	24,142,500
Evercore Partners Inc.	158,800	8,867,392
Financial Engines Inc.	176,600	10,758,472
IntercontinentalExchange Group Inc.	110,200	23,008,658

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Strategic Series
Statement of Investments, January 31, 2014 (unaudited) (continued)

T. Rowe Price Group Inc.	397,200	31,156,368
		112,876,390
Energy 3.5%
Anadarko Petroleum Corp.	200,000	16,138,000
[a]Diamondback Energy Inc.	181,800	9,449,964
[a]FMC Technologies Inc.	313,000	15,474,720
National Oilwell Varco Inc.	150,000	11,251,500
Noble Energy Inc.	325,000	20,257,250
Oceaneering International Inc.	75,000	5,111,250
[a]Rice Energy Inc.	700,000	16,464,000
Schlumberger Ltd.	263,600	23,083,452
		117,230,136
Food & Staples Retailing 1.2%
[a,b]Fairway Group Holdings Corp.	250,000	2,937,500
[a]Sprouts Farmers Markets LLC	100,000	3,574,000
Whole Foods Market Inc.	650,000	33,969,000
		40,480,500
Food, Beverage & Tobacco 1.9%
[a]Boston Beer Inc., A	61,800	12,873,558
Mead Johnson Nutrition Co., A	242,800	18,668,892
[a]Monster Beverage Corp.	273,600	18,577,440
PepsiCo Inc.	150,000	12,054,000
		62,173,890
Health Care Equipment & Services 2.8%
Abbott Laboratories	500,000	18,330,000
[a]Cerner Corp.	441,400	25,111,246
[a]DaVita HealthCare Partners Inc.	309,000	20,063,370
[a]Envision Healthcare Holdings Inc.	243,110	8,037,217
McKesson Corp.	110,200	19,219,982
[a,b]Veeva Systems Inc.	93,200	2,962,828
		93,724,643
Insurance 0.5%
Aflac Inc.	242,800	15,242,984

Materials 4.1%
Airgas Inc.	31,900	3,293,356
Cytec Industries Inc.	450,000	40,486,500
Ecolab Inc.	617,900	62,123,666
Praxair Inc.	250,000	31,180,000
		137,083,522
Media 5.2%
[a]Charter Communications Inc., A	150,000	20,550,000
[a]Discovery Communications Inc., C	425,000	31,331,000
[a]Imax Corp. (Canada)	450,400	12,471,576
[a]Sirius XM Holdings Inc.	9,709,900	34,761,442
Twenty-First Century Fox Inc., A	800,000	25,456,000
The Walt Disney Co.	671,000	48,721,310
		173,291,328
Pharmaceuticals, Biotechnology & Life Sciences 10.5%
[a]Actavis PLC	350,000	66,143,000
[a]Alnylam Pharmaceuticals Inc.	230,400	19,275,264
[a]Biogen Idec Inc.	176,600	55,212,224
Bristol-Myers Squibb Co.	617,900	30,876,463
[a]Celgene Corp.	250,000	37,982,500
[a]Celldex Therapeutics Inc.	728,300	18,775,574
[a]Gilead Sciences Inc.	927,000	74,762,550
[a]Illumina Inc.	205,600	31,251,200
[a]Quintiles Transnational Holdings Inc.	353,100	16,818,153
		351,096,928
Real Estate 0.5%
American Tower Corp.	198,600	16,062,768

Franklin Strategic Series
Statement of Investments, January 31, 2014 (unaudited) (continued)

Retailing 7.0%
[a]Amazon.com Inc.	160,000	57,390,400
[b]The Container Store Group Inc.	115,200	4,233,600
Dick's Sporting Goods Inc.	402,400	21,126,000
[a]Dollar General Corp.	264,700	14,907,904
[a]HomeAway Inc.	446,600	18,248,076
Lithia Motors Inc.	160,000	9,006,400
[a]LKQ Corp.	325,000	8,797,750
[a]Netflix Inc.	35,000	14,326,550
[a]Priceline.com Inc.	35,700	40,872,573
Ross Stores Inc.	120,000	8,149,200
[a]Shutterfly Inc.	170,300	8,065,408
Tractor Supply Co.	290,200	19,301,202
[a]TripAdvisor Inc.	109,000	8,413,710
		232,838,773
Semiconductors & Semiconductor Equipment 3.1%
[a]Cavium Inc.	242,800	9,024,876
Microchip Technology Inc.	582,400	26,126,464
[a]NXP Semiconductors NV (Netherlands)	815,500	39,429,425
Xilinx Inc.	652,400	30,284,408
		104,865,173
Software & Services 18.9%
[a]Alliance Data Systems Corp.	100,000	23,966,000
[a]ANSYS Inc.	264,700	20,786,891
[a]Bottomline Technologies Inc.	276,400	9,568,968
[a]BroadSoft Inc.	308,900	9,455,429
[a]Demandware Inc.	137,100	8,730,528
[a]eBay Inc.	466,000	24,791,200
[a]Electronic Arts Inc.	350,000	9,240,000
[a]Facebook Inc., A	728,300	45,569,731
[a]FireEye Inc.	95,000	6,934,050
[a]FleetCor Technologies Inc.	198,600	21,115,152
[a]Fortinet Inc.	375,300	7,956,360
[a]Global Eagle Entertainment Inc.	425,000	6,804,250
[a]Google Inc., A	87,500	103,334,875
[a]Guidewire Software Inc.	264,700	12,496,487
[a]LinkedIn Corp., A	115,000	24,749,150
MasterCard Inc., A	995,000	75,301,600
[a]NetSuite Inc.	300,200	31,575,036
[a]Pandora Media Inc.	300,300	10,831,821
[a]Salesforce.com Inc.	640,000	38,739,200
[a]ServiceNow Inc.	349,500	22,168,785
[a]Splunk Inc.	141,300	10,884,339
[b]Twitter Inc.	163,100	10,519,950
Visa Inc., A	264,700	57,024,321
[a]Workday Inc.	101,500	9,088,310
[a]Yahoo! Inc.	699,000	25,177,980
[a]Yelp Inc.	92,700	7,040,565
		633,850,978
Technology Hardware & Equipment 6.6%
Apple Inc.	165,000	82,599,000
National Instruments Corp.	463,300	13,435,700
[a]Palo Alto Networks Inc.	134,100	7,972,245
QUALCOMM Inc.	700,000	51,954,000
SanDisk Corp.	300,000	20,865,000
[a]Stratasys Ltd.	150,000	18,084,000
[a]Trimble Navigation Ltd.	640,000	20,691,200
[a,b]Ubiquiti Networks Inc.	97,000	3,996,400
		219,597,545
Telecommunication Services 0.8%
[a]SBA Communications Corp.	285,000	26,433,750

Franklin Strategic Series
Statement of Investments, January 31, 2014 (unaudited) (continued)
Transportation 4.4%
Canadian Pacific Railway Ltd. (Canada)	125,000	18,935,000
Expeditors International of Washington Inc.	257,400	10,517,364
[a]Genesee & Wyoming Inc.	255,900	23,118,006
[a]Hub Group Inc., A	551,800	22,872,110
Kansas City Southern	250,000	26,397,500
[a]Kirby Corp.	72,800	7,264,712
[a]Spirit Airlines Inc.	245,700	11,523,330
Union Pacific Corp.	150,000	26,136,000
		146,764,022
Utilities 0.2%
[a]Calpine Corp.	397,200	7,538,856

Total Common Stocks (Cost $1,978,392,461)		3,264,982,421
Preferred Stocks (Cost $9,999,998) 0.4%
Pharmaceuticals, Biotechnology & Life Sciences 0.4%
[a,c]FibroGen Inc., pfd., E	2,227,171	12,962,135

Total Investments before Short Term Investments (Cost $1,988,392,459)		3,277,944,556
Short Term Investments 3.5%
Money Market Funds (Cost $78,641,995) 2.4%
[a,d]Institutional Fiduciary Trust Money Market Portfolio	78,641,995	78,641,995
Investments from Cash Collateral Received for Loaned Securities (Cost
$36,439,839) 1.1%
Money Market Funds 1.1%
[e]BNY Mellon Overnight Government Fund, 0.016%	36,439,839	36,439,839
Total Investments (Cost $2,103,474,293) 101.4%		3,393,026,390
Other Assets, less Liabilities (1.4)%		(46,302,077)
Net Assets 100.0%		$3,346,724,313

a Non-income producing.
b A portion or all of the security is on loan at January 31, 2014.
c See Note 6 regarding restricted securities.
d The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.
e The rate shown is the annualized seven-day yield at period end.

Franklin Strategic Series
Statement of Investments, January 31, 2014 (unaudited)

Franklin Focused Core Equity Fund	Country	Shares	Value
Common Stocks 96.8%
Consumer Discretionary 8.1%
BorgWarner Inc.	United States	25,020	$1,343,574
NIKE Inc., B	United States	17,838	1,299,498
The Walt Disney Co.	United States	14,860	1,078,985
			3,722,057
Consumer Staples 5.4%
CVS Caremark Corp.	United States	17,470	1,183,068
Mead Johnson Nutrition Co., A	United States	17,020	1,308,668
			2,491,736
Energy 8.0%
Anadarko Petroleum Corp.	United States	15,640	1,261,991
Marathon Oil Corp.	United States	35,030	1,148,634
Schlumberger Ltd.	United States	14,710	1,288,155
			3,698,780
Financials 20.0%
BlackRock Inc.	United States	3,667	1,101,824
[a]CBRE Group Inc.	United States	47,650	1,264,631
Citigroup Inc.	United States	25,500	1,209,465
Discover Financial Services	United States	21,960	1,178,154
The Hartford Financial Services Group Inc.	United States	54,200	1,802,150
JPMorgan Chase & Co.	United States	23,023	1,274,553
MetLife Inc.	United States	28,300	1,388,115
			9,218,892
Health Care 11.8%
[a]Actavis PLC	United States	6,190	1,169,786
Aetna Inc.	United States	15,720	1,074,148
Roche Holding AG	Switzerland	5,000	1,374,993
[a]Valeant Pharmaceuticals International Inc.	Canada	13,240	1,795,874
			5,414,801
Industrials 6.1%
The ADT Corp.	United States	14,770	443,691
FedEx Corp.	United States	8,120	1,082,558
[a]Genesee & Wyoming Inc.	United States	14,080	1,271,987
			2,798,236
Information Technology 29.0%
[a]Adobe Systems Inc.	United States	30,850	1,826,011
Cisco Systems Inc.	United States	41,250	903,788
Corning Inc.	United States	70,550	1,214,166
EMC Corp.	United States	33,910	821,978
[a]Google Inc., A	United States	1,300	1,535,261
MasterCard Inc., A	United States	18,500	1,400,080
Maxim Integrated Products Inc.	United States	39,610	1,198,599
Microsoft Corp.	United States	36,940	1,398,179
Motorola Solutions Inc.	United States	27,150	1,732,170
QUALCOMM Inc.	United States	17,920	1,330,022
			13,360,254
Materials 8.4%
Axiall Corp.	United States	21,798	869,740
LyondellBasell Industries NV, A	United States	21,770	1,714,605
The Mosaic Co.	United States	28,690	1,281,296
			3,865,641
Total Common Stocks (Cost $35,455,193)			44,570,397

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Strategic Series
Statement of Investments, January 31, 2014 (unaudited) (continued)

Short Term Investments (Cost $2,028,078) 4.4%
Money Market Funds 4.4%
[a,b]Institutional Fiduciary Trust Money Market Portfolio	United States	2,028,078	2,028,078
Total Investments (Cost $37,483,271) 101.2%			46,598,475
Other Assets, less Liabilities (1.2)%			(571,565)
Net Assets 100.0%			$46,026,910

a Non-income producing.
b The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

Franklin Strategic Series
Statement of Investments, January 31, 2014 (unaudited)

Franklin Global Government Bond Fund	Country	Principal Amount*			Value
Foreign Government and Agency Securities 61.6%
France Treasury Note, 1.75%, 2/25/17	France	150,000		EUR	$210,771
Government of Canada, 2.75%, 6/01/22	Canada	250,000		CAD	233,863
Government of Chile, 3.875%, 8/05/20	Chile	100,000			105,775
[a]Government of Finland, Reg S, 1.75%, 4/15/16	Finland	300,000		EUR	418,807
Government of France, 3.25%, 4/25/16	France	150,000		EUR	215,926
Government of Germany, 2.25%, 4/10/15	Germany	150,000		EUR	207,502
[a]Government of Indonesia, Reg S, 4.875%, 5/05/21	Indonesia	200,000			199,000
[a]Government of Lithuania, senior note, Reg S, 6.625%, 2/01/22	Lithuania	200,000			233,463
Government of Malaysia,
3.197%, 10/15/15	Malaysia	650,000		MYR	194,408
senior bond, 4.24%, 2/07/18	Malaysia	650,000		MYR	197,768
Government of Mexico,
7.75%, 12/14/17	Mexico	25,000	[b]	MXN	205,006
8.00%, 12/07/23	Mexico	25,000	[b]	MXN	205,940
senior bond, 5.95%, 3/19/19	Mexico	100,000			115,800
Government of Peru, 6.55%, 3/14/37	Peru	100,000			114,423
Government of Poland,
5.75%, 9/23/22	Poland	750,000		PLN	255,561
4.00%, 10/25/23	Poland	750,000		PLN	224,829
Government of Singapore,
1.375%, 10/01/14	Singapore	350,000		SGD	276,056
2.375%, 4/01/17	Singapore	350,000		SGD	288,546
[a]Government of Slovenia, Reg S, 5.125%, 3/30/26	Slovenia	140,000		EUR	189,916
Government of South Africa, 8.00%, 12/21/18	South Africa	2,000,000		ZAR	178,071
[a]Government of Spain, senior bond, Reg S, 4.40%, 10/31/23	Spain	200,000		EUR	285,702
[a]Italy Buoni Poliennali Del Tesoro, Reg S, 4.75%, 9/01/28	Italy	150,000		EUR	216,084
Italy Treasury Bond,
5.50%, 9/01/22	Italy	140,000		EUR	216,842
[a]Reg S, 4.50%, 3/01/26	Italy	200,000		EUR	285,375
[a]Reg S, 4.75%, 9/01/44	Italy	200,000		EUR	277,582
Queensland Treasury Corp.,
5.75%, 7/22/24	Australia	200,000		AUD	190,913
senior note, 6.00%, 7/21/22	Australia	200,000		AUD	194,791
[a]Russia Foreign Bond, senior bond, Reg S, 7.50%, 3/31/30	Russia	71,500			82,495
[a]United Kingdom Treasury Bond, Reg S, 4.00%, 9/07/16	United Kingdom	150,000		GBP	266,888
[a]United Kingdom Treasury Note, Reg S, 2.75%, 1/22/15	United Kingdom	150,000		GBP	252,105
Total Foreign Government and Agency Securities (Cost $6,430,443)					6,540,208
U.S. Government and Agency Securities 20.7%
U.S. Treasury Bond,
4.375%, 11/15/39	United States	180,000			206,522
[c]Index Linked, 3.375%, 4/15/32	United States	157,578			219,188
U.S. Treasury Note,
0.25%, 12/15/14	United States	200,000			200,211
2.125%, 5/31/15	United States	200,000			205,121
0.375%, 1/15/16	United States	200,000			200,207
1.00%, 8/31/16	United States	200,000			202,352
1.875%, 8/31/17	United States	200,000			206,390
2.625%, 11/15/20	United States	200,000			207,398
[c]Index Linked, 1.625%, 1/15/15	United States	183,103			188,653
[c]Index Linked, 2.00%, 1/15/16	United States	176,154			188,134
[c]Index Linked, 1.25%, 7/15/20	United States	160,316			175,171
Total U.S. Government and Agency Securities (Cost $2,165,209)					2,199,347
Total Investments before Short Term Investments (Cost $8,595,202)					8,739,555
Short Term Investments 14.5%
Foreign Government and Agency Securities 3.7%
Government of Germany, 2.25%, 4/11/14	Germany	150,000		EUR	203,106

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Strategic Series
Statement of Investments, January 31, 2014 (unaudited) (continued)
Government of Malaysia, 3.434%, 8/15/14	Malaysia	650,000	MYR	194,738
Total Foreign Government and Agency Securities (Cost $394,317)				397,844
U.S. Government and Agency Securities (Cost $200,058) 1.9%
U.S. Treasury Note, 0.25%, 3/31/14	United States	200,000		200,051
Total Investments before Money Market Funds (Cost $9,189,577)				9,337,450
		Shares
Money Market Funds (Cost $938,824) 8.9%
[d,e]Institutional Fiduciary Trust Money Market Portfolio	United States	938,824		938,824
Total Investments (Cost $10,128,851) 96.8%				10,276,274
Other Assets, less Liabilities 3.2%				341,209
Net Assets 100.0%				$10,617,483

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2014, the aggregate value of these securities was $2,707,417, representing 25.50% of net assets.
bPrincipal amount is stated in 100 Mexican Peso Units.
cPrincipal amount of security is adjusted for inflation.
dNon-income producing.
eThe Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

At January 31, 2014, the Fund had the following forward exchange contracts outstanding. See Note 3.
Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
Australian Dollar	BZWS	Sell	430,000	$380,984	3/10/14	$5,703	$-
Euro	CITI	Sell	800,000	1,093,853	3/10/14	14,840
Net unrealized appreciation (depreciation)						$20,543

a May be comprised of multiple contracts using the same currency and settlement date.

ABBREVIATIONS

Countryparty

BZWS - Barclays Bank PLC
CITI - Citigroup N.A.

Currency

AUD - Australian Dollar
CAD - Canadian Dollar
EUR - Euro
GBP - British Pound
MXN - Mexican Peso
MYR - Malaysian Ringgit
PLN - Polish Zloty
SGD - Singapore Dollar
ZAR - South African Rand

Franklin Strategic Series
Statement of Investments, January 31, 2014 (unaudited)

Franklin Growth Opportunities Fund	Shares	Value
Common Stocks 99.3%
Consumer Discretionary 23.8%
[a]Amazon.com Inc.	74,500	$26,722,405
[a]AMC Networks Inc., A	109,000	7,023,960
[a]Buffalo Wild Wings Inc.	45,700	6,483,002
[a]Chipotle Mexican Grill Inc.	18,200	10,045,672
[a]DISH Network Corp., A	123,000	6,934,740
[a]Dollar General Corp.	106,500	5,998,080
[a]Fifth & Pacific Cos. Inc.	151,900	4,359,530
[a]Groupon Inc., A	318,600	3,332,556
Harman International Industries Inc.	97,600	10,094,768
Las Vegas Sands Corp.	240,500	18,403,060
[a]Liberty Media Corp., A	74,000	9,737,660
Lowe's Cos. Inc.	119,600	5,536,284
[a]Michael Kors Holdings Ltd.	103,300	8,256,769
[a]Netflix Inc.	17,300	7,081,409
NIKE Inc., B	164,200	11,961,970
[a]Priceline.com Inc.	12,500	14,311,125
[a]Shutterfly Inc.	113,900	5,394,304
Starbucks Corp.	112,400	7,993,888
[a,b]Tile Shop Holdings Inc.	222,600	3,145,338
[a]Under Armour Inc., A	94,200	10,183,962
The Walt Disney Co.	146,300	10,622,843
Wynn Resorts Ltd.	53,000	11,523,260
		205,146,585
Consumer Staples 2.3%
[a]Boston Beer Inc., A	20,000	4,166,200
Mead Johnson Nutrition Co., A	86,100	6,620,229
[a]Monster Beverage Corp.	133,500	9,064,650
		19,851,079
Energy 4.4%
Anadarko Petroleum Corp.	50,600	4,082,914
[a]Cameron International Corp.	97,700	5,859,069
[a]Diamondback Energy Inc.	117,200	6,092,056
Halliburton Co.	113,200	5,547,932
[a]Key Energy Services Inc.	483,300	3,523,257
[a]Rice Energy Inc.	207,900	4,889,808
Schlumberger Ltd.	88,680	7,765,708
		37,760,744
Financials 7.7%
[a]Affiliated Managers Group Inc.	54,800	10,918,352
Aon PLC	84,800	6,823,008
Bank of America Corp.	517,300	8,664,775
BlackRock Inc.	37,880	11,381,804
[a]CBRE Group Inc.	155,800	4,134,932
IntercontinentalExchange Group Inc.	37,200	7,766,988
JPMorgan Chase & Co.	123,200	6,820,352
[a]Signature Bank/New York NY	80,700	9,850,242
		66,360,453
Health Care 18.8%
[a]Actavis PLC	84,700	16,006,606
Allergan Inc.	37,900	4,343,340
[a]Alnylam Pharmaceuticals Inc.	86,100	7,203,126
[a]Biogen Idec Inc.	41,900	13,099,616
[a]Celgene Corp.	78,400	11,911,312
[a]Celldex Therapeutics Inc.	295,000	7,605,100
The Cooper Cos. Inc.	49,300	6,127,004
[a]Gilead Sciences Inc.	446,420	36,003,773
[a]HMS Holdings Corp.	182,800	4,209,884
[a]Illumina Inc.	37,600	5,715,200

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Strategic Series
Statement of Investments, January 31, 2014 (unaudited) (continued)
[a]Jazz Pharmaceuticals PLC	89,500	13,573,570
[a]Medivation Inc.	168,900	13,444,440
Perrigo Co. PLC	70,266	10,937,606
[a]Sagent Pharmaceuticals Inc.	164,300	3,110,199
[a]Valeant Pharmaceuticals International Inc. (Canada)	61,600	8,355,424
		161,646,200
Industrials 11.7%
Allegiant Travel Co.	48,471	4,414,254
Cummins Inc.	33,600	4,266,528
[a]DigitalGlobe Inc.	141,600	5,406,288
Flowserve Corp.	172,100	12,447,993
[a]Hexcel Corp.	133,500	5,564,280
[a]IHS Inc., A	51,000	5,783,910
Kansas City Southern	112,900	11,921,111
Precision Castparts Corp.	81,530	20,769,767
Rockwell Automation Inc.	72,800	8,360,352
Towers Watson & Co.	45,500	5,319,860
[a]United Rentals Inc.	105,200	8,514,888
[a]Verisk Analytics Inc., A	121,400	7,752,604
		100,521,835
Information Technology 25.1%
[a]Adobe Systems Inc.	162,300	9,606,537
Apple Inc.	13,300	6,657,980
ARM Holdings PLC (United Kingdom)	508,900	7,824,597
[a]BroadSoft Inc.	88,300	2,702,863
[a]Facebook Inc., A	280,800	17,569,656
[a]Google Inc., A	31,790	37,543,036
[a]LinkedIn Corp., A	43,900	9,447,719
MasterCard Inc., A	398,000	30,120,640
[a]NetSuite Inc.	62,900	6,615,822
QUALCOMM Inc.	115,980	8,608,036
[a]Salesforce.com Inc.	181,700	10,998,301
[a]Semtech Corp.	111,400	2,541,034
[a]ServiceNow Inc.	142,600	9,045,118
[a]Stratasys Ltd.	48,000	5,786,880
[a]Trimble Navigation Ltd.	306,280	9,902,032
[b]Twitter Inc.	42,500	2,741,250
[a,b]Ubiquiti Networks Inc.	91,900	3,786,280
[a]ViaSat Inc.	81,000	4,820,310
Visa Inc., A	66,700	14,369,181
[a]Workday Inc.	48,200	4,315,828
[a]Yahoo! Inc.	298,300	10,744,766
		215,747,866
Materials 2.7%
Airgas Inc.	60,600	6,256,344
LyondellBasell Industries NV, A	79,800	6,285,048
Monsanto Co.	57,600	6,137,280
The Sherwin-Williams Co.	26,300	4,819,738
		23,498,410
Telecommunication Services 2.8%
[a]SBA Communications Corp.	261,860	24,287,515

Total Common Stocks (Cost $614,568,030)		854,820,687
Short Term Investments 1.8%
Money Market Funds (Cost $5,300,809) 0.7%
[a,c]Institutional Fiduciary Trust Money Market Portfolio	5,300,809	5,300,809

Investments from Cash Collateral Received for Loaned Securities (Cost
$9,534,325) 1.1%
Money Market Funds 1.1%
[d]BNY Mellon Overnight Government Fund, 0.016%	9,534,325	9,534,325

Franklin Strategic Series
Statement of Investments, January 31, 2014 (unaudited) (continued)
Total Investments (Cost $629,403,164) 101.1%	869,655,821
Other Assets, less Liabilities (1.1)%	(9,144,673)
Net Assets 100.0%	$860,511,148

a Non-income producing.
b A portion or all of the security is on loan at January 31, 2014.
c The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.
d The rate shown is the annualized seven-day yield at period end.

Franklin Strategic Series
Statement of Investments, January 31, 2014 (unaudited)

Franklin Natural Resources Fund	Country	Shares	Value
Common Stocks 95.0%
Coal & Consumable Fuels 1.7%
[a]Alpha Natural Resources Inc.	United States	536,000	$3,044,480
[a,b]Energy Coal Resources, 144A	United States	199,375	—
Peabody Energy Corp.	United States	564,250	9,620,463
			12,664,943
Commodity Chemicals 0.7%
LyondellBasell Industries NV, A	United States	67,500	5,316,300
Diversified Metals & Mining 11.7%
BHP Billiton PLC, ADR	United Kingdom	303,000	17,864,880
Freeport-McMoRan Copper & Gold Inc., B	United States	458,000	14,843,780
Glencore Xstrata PLC	Switzerland	2,092,700	11,094,426
[a]Imperial Metals Corp.	Canada	344,000	5,197,233
[a]MMG Ltd.	China	12,788,000	2,635,478
[a,c]Molycorp Inc.	United States	773,850	3,753,173
[a]Nautilus Minerals Inc.	Canada	746,000	160,819
PanAust Ltd.	Australia	2,777,687	3,973,829
Rio Tinto PLC, ADR	United Kingdom	217,000	11,533,550
[a]Sandfire Resources NL	Australia	732,667	3,724,696
Teck Resources Ltd., B	Canada	515,000	12,370,300
[a]Turquoise Hill Resources Ltd.	Canada	451,100	1,583,361
			88,735,525
Fertilizers & Agricultural Chemicals 1.6%
The Mosaic Co.	United States	153,000	6,832,980
Potash Corp. of Saskatchewan Inc.	Canada	163,000	5,105,160
			11,938,140
Gold 5.2%
AngloGold Ashanti Ltd., ADR	South Africa	270,000	3,952,800
[a]B2Gold Corp.	Canada	1,212,600	2,864,581
Barrick Gold Corp.	Canada	338,000	6,516,640
[a]G-Resources Group Ltd.	Hong Kong	86,108,260	2,196,073
Goldcorp Inc.	Canada	348,000	8,661,720
Newcrest Mining Ltd.	Australia	300,000	2,533,125
[a]Osisko Mining Corp.	Canada	581,000	3,486,104
Randgold Resources Ltd., ADR	United Kingdom	91,500	6,304,350
[a]Romarco Minerals Inc.	Canada	4,177,000	1,988,512
[a]Silver Lake Resources Ltd.	Australia	947,600	505,782
[a]St. Barbara Ltd.	Australia	2,328,861	641,892
			39,651,579
Independent Power Producers & Energy Traders 0.1%
[a]Alterra Power Corp.	Canada	2,609,800	679,819
Integrated Oil & Gas 14.3%
BP PLC, ADR	United Kingdom	186,000	8,721,540
Chevron Corp.	United States	165,000	18,418,950
Exxon Mobil Corp.	United States	292,200	26,929,152
Hess Corp.	United States	89,900	6,786,551
Occidental Petroleum Corp.	United States	258,000	22,593,060
Petroleo Brasileiro SA, ADR	Brazil	424,000	4,753,040
Royal Dutch Shell PLC, A, ADR	United Kingdom	109,100	7,538,810
Total SA, B, ADR	France	222,600	12,726,042
			108,467,145
Oil & Gas Drilling 3.3%
Ensco PLC, A	United States	111,119	5,597,064
Noble Corp. PLC	United States	140,000	4,344,200
[a]Pioneer Energy Services Corp.	United States	959,937	8,044,272

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Strategic Series
Statement of Investments, January 31, 2014 (unaudited) (continued)

[a]Rowan Cos. PLC	United States	237,000	7,434,690
			25,420,226
Oil & Gas Equipment & Services 22.3%
Baker Hughes Inc.	United States	250,100	14,165,664
[a]C&J Energy Services Inc.	United States	261,000	6,102,180
[a]Cameron International Corp.	United States	200,000	11,994,000
[a]Dresser-Rand Group Inc.	United States	103,000	5,871,000
[a]Dril-Quip Inc.	United States	42,900	4,314,024
[a]FMC Technologies Inc.	United States	186,000	9,195,840
[a]Forum Energy Technologies Inc.	United States	143,700	3,609,744
Halliburton Co.	United States	396,335	19,424,379
[a]Hornbeck Offshore Services Inc.	United States	81,000	3,459,510
[a]Key Energy Services Inc.	United States	1,322,000	9,637,380
National Oilwell Varco Inc.	United States	102,000	7,651,020
Oceaneering International Inc.	United States	53,000	3,611,950
[a]Oil States International Inc.	United States	52,000	4,885,400
[a]PHI Inc., non-voting	United States	92,000	3,388,360
[a]RigNet Inc.	United States	123,800	5,775,270
Schlumberger Ltd.	United States	410,804	35,974,106
Superior Energy Services Inc.	United States	425,000	10,047,000
Tidewater Inc.	United States	65,500	3,396,175
[a]Weatherford International Ltd.	United States	498,000	6,742,920
			169,245,922
Oil & Gas Exploration & Production 28.6%
Anadarko Petroleum Corp.	United States	332,400	26,821,356
[a]Antero Resources Corp.	United States	75,000	4,405,500
Apache Corp.	United States	70,000	5,618,200
Cabot Oil & Gas Corp., A	United States	310,000	12,393,800
Canadian Natural Resources Ltd.	Canada	363,300	11,917,467
Cimarex Energy Co.	United States	61,000	5,976,780
[a]Cobalt International Energy Inc.	United States	399,000	6,531,630
[a]Concho Resources Inc.	United States	60,600	5,926,074
Devon Energy Corp.	United States	198,000	11,725,560
[a]Diamondback Energy Inc.	United States	90,000	4,678,200
EnCana Corp.	Canada	702,000	12,614,940
EQT Corp.	United States	46,000	4,269,260
[a]Gran Tierra Energy Inc.	Canada	829,000	6,258,950
[a]Kosmos Energy Ltd.	United States	412,370	4,263,906
Marathon Oil Corp.	United States	414,000	13,575,060
[a]Matador Resources Co.	United States	254,246	4,942,542
[a]MEG Energy Corp.	Canada	206,600	5,728,682
Noble Energy Inc.	United States	199,200	12,416,136
[a]Rex Energy Corp.	United States	370,000	6,970,800
[a]Rice Energy Inc.	United States	149,700	3,520,944
SM Energy Co.	United States	72,000	5,958,720
[a]Southwestern Energy Co.	United States	533,000	21,687,770
[a]Synergy Resources Corp.	United States	434,500	3,754,080
[a]Triangle Petroleum Corp.	United States	347,086	2,641,324
Tullow Oil PLC	United Kingdom	519,100	6,748,264
[a]Whiting Petroleum Corp.	United States	99,289	5,796,492
			217,142,437
Oil & Gas Refining & Marketing 3.7%
HollyFrontier Corp.	United States	166,000	7,685,800
Marathon Petroleum Corp.	United States	31,000	2,698,550
Phillips 66	United States	151,500	11,073,135
Valero Energy Corp.	United States	135,000	6,898,500
			28,355,985
Precious Metals & Minerals 0.7%
[a]MAG Silver Corp.	Canada	137,100	842,328
[a]North American Palladium Ltd.	Canada	1,044,900	438,858
[a]Tahoe Resources Inc.	Canada	47,000	835,049

Franklin Strategic Series
Statement of Investments, January 31, 2014 (unaudited) (continued)
[a,d]Tahoe Resources Inc., 144A	Canada	189,000	3,357,963
			5,474,198
Specialty Chemicals 0.5%
Celanese Corp., A	United States	70,500	3,570,120
Steel 0.6%
Cliffs Natural Resources Inc.	United States	219,000	4,231,080
Total Common Stocks (Cost $581,563,013)			720,893,419
Convertible Preferred Stocks 1.8%
Oil & Gas Exploration & Production 1.8%
[d]Sanchez Energy Corp., 4.875%, cvt. pfd., 144A	United States	140,000	9,675,218
[d]Sanchez Energy Corp., 6.50%, cvt. pfd., B, 144A	United States	60,000	4,291,800
Total Convertible Preferred Stocks (Cost $10,000,000)			13,967,018
Preferred Stocks (Cost $2,376,164) 0.0%
Coal & Consumable Fuels 0.0%
[a,b]Energy Coal Resources, 144A, pfd.	United States	29,847	—
		Principal Amount
Convertible Bonds (Cost $4,453,000) 0.5%
Diversified Metals & Mining 0.5%
Molycorp Inc., senior note, cvt., 6.00%, 9/01/17	United States	$4,453,000	3,511,190
Total Investments before Short Term Investments (Cost $598,392,177)			738,371,627

Short Term Investments 3.1%
		Shares
Money Market Funds (Cost $18,775,360) 2.5%
[a,e]Institutional Fiduciary Trust Money Market Portfolio	United States	18,775,360	18,775,360
Investments from Cash Collateral Received for Loaned Securities (Cost
$4,389,000) 0.6%
Money Market Funds 0.6%
[f]BNY Mellon Overnight Government Fund, 0.016%	United States	4,389,000	4,389,000
Total Investments (Cost $621,556,537) 100.4%			761,535,987
Other Assets, less Liabilities (0.4)%			(2,975,807)
Net Assets 100.0%			$758,560,180

a Non-income producing.
b See Note 6 regarding restricted securities.
c A portion or all of the security is on loan at January 31, 2014.
d Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
January 31, 2014, the aggregate value of these securities was $17,324,981, representing 2.28% of net assets.
e The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.
f The rate shown is the annualized seven-day yield at period end.

ABBREVIATIONS

Selected Portfolio

ADR - American Depositary Receipt

Franklin Strategic Series
Statement of Investments, January 31, 2014 (unaudited)

Franklin Small Cap Growth Fund	Shares	Value
Common Stocks 94.1%
Consumer Discretionary 18.3%
[a]American Axle & Manufacturing Holdings Inc.	667,100	$12,421,402
[a]American Public Education Inc.	169,200	7,162,236
[a]Buffalo Wild Wings Inc.	85,100	12,072,286
[a]Citi Trends Inc.	532,000	8,512,000
[a]Grand Canyon Education Inc.	345,900	15,157,338
[a]HomeAway Inc.	413,600	16,899,696
[a]Iconix Brand Group Inc.	248,100	9,229,320
[a]Imax Corp. (Canada)	638,800	17,688,372
[a]Jack in the Box Inc.	185,700	9,390,849
Lithia Motors Inc.	257,095	14,471,878
[a]M/I Homes Inc.	551,100	13,551,549
[a]Mattress Firm Holding Corp.	191,189	7,781,392
[a,b]Noodles & Co.	362,800	13,187,780
[a,b]Potbelly Corp.	471,500	10,688,905
[a]Shutterfly Inc.	513,900	24,338,304
[a]Tenneco Inc.	337,600	19,189,184
[a,b]Tile Shop Holdings Inc.	1,016,700	14,365,971
[a]Vitamin Shoppe Inc.	195,500	8,762,310
Wolverine World Wide Inc.	451,500	12,596,850
		247,467,622
Consumer Staples 3.5%
[a]Boston Beer Inc., A	32,077	6,681,960
[a]Hain Celestial Group Inc.	106,400	9,777,096
[a]SonOpta Inc. (Canada)	1,771,400	16,562,590
[a]TreeHouse Foods Inc.	221,100	14,557,224
		47,578,870
Energy 6.7%
[a]C&J Energy Services Inc.	585,900	13,698,342
[a]Key Energy Services Inc.	1,775,900	12,946,311
[a]Matador Resources Co.	337,700	6,564,888
[a]Pioneer Energy Services Corp.	1,682,800	14,101,864
[a]Rex Energy Corp.	742,100	13,981,164
[a,b]Sanchez Energy Corp.	583,000	16,026,670
[a]Synergy Resources Corp.	1,550,500	13,396,320
		90,715,559
Financials 5.7%
BBCN Bancorp Inc.	429,800	6,468,490
[a]Essent Group Ltd. (Bermuda)	221,400	5,557,140
Evercore Partners Inc.	203,500	11,363,440
Independent Bank Group Inc.	176,867	8,984,844
Manning & Napier Inc.	446,300	7,475,525
[a]Texas Capital Bancshares Inc.	70,403	4,186,866
[a]Virtus Investment Partners Inc.	103,500	18,863,910
[a]Western Alliance Bancorp	617,700	13,848,834
		76,749,049
Health Care 14.3%
[a]Aratana Therapeutics Inc.	342,276	7,362,357
[a]Celldex Therapeutics Inc.	564,300	14,547,654
[a]DexCom Inc.	536,700	21,714,882
[a]EXACT Sciences Corp.	503,213	6,541,769
Fluidigm Corp.	37,000	1,669,440
[a,b]Foundation Medicine Inc.	30,600	916,164
[a]Greatbatch Inc.	351,900	14,959,269
[a]HeartWare International Inc.	129,600	12,857,616
[a]Heron Therapeutics Inc.	198,938	2,425,054
[a]HMS Holdings Corp.	513,600	11,828,208
[a]Impax Laboratories Inc.	393,600	9,107,904
[a]InterMune Inc.	318,634	4,253,764

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Strategic Series
Statement of Investments, January 31, 2014 (unaudited) (continued)
[a]Kindred Biosciences Inc.	185,300	2,877,709
[a]MWI Veterinary Supply Inc.	69,200	12,889,192
[a]Neogen Corp.	161,100	6,769,422
[a]PAREXEL International Corp.	415,100	20,261,031
[a]Puma Biotechnology Inc.	45,200	5,343,092
[a]Sagent Pharmaceuticals Inc.	664,500	12,578,985
[a]Tandem Diabetes Care Inc.	288,200	7,449,970
[a]Thoratec Corp.	211,600	7,393,304
[a]Volcano Corp.	446,000	9,361,540
		193,108,326
Industrials 16.6%
[a]The Advisory Board Co.	277,800	17,587,518
Allegiant Travel Co.	120,300	10,955,721
Altra Industrial Motion Corp.	542,400	17,009,664
[a]Astronics Corp.	256,138	15,515,559
[a]DigitalGlobe Inc.	469,300	17,917,874
[a]Echo Global Logistics Inc.	656,700	13,324,443
Ecology Inc.	304,290	10,881,410
Exponent Inc.	82,108	5,929,840
[a]Hexcel Corp.	282,900	11,791,272
[a]Hub Group Inc., A	338,700	14,039,115
[a]Huron Consulting Group Inc.	151,100	10,008,864
Interface Inc.	836,400	17,522,580
[a]The Keyw Holding Corp.	855,813	13,693,008
The Manitowoc Co. Inc.	666,100	18,950,545
[a]Mobile Mini Inc.	488,500	18,890,295
[a]Spirit Airlines Inc.	242,800	11,387,320
		225,405,028
Information Technology 27.1%
[a]Bazaarvoice Inc.	2,117,200	15,349,700
[a,b]Benefitfocus Inc.	28,530	1,858,729
[a]Bottomline Technologies Inc.	522,504	18,089,088
[a]BroadSoft Inc.	646,200	19,780,182
[a]Cavium Inc.	408,600	15,187,662
[a]CIBER Inc.	1,276,800	4,953,984
[a]Cognex Corp.	488,000	19,251,600
[a]Coherent Inc.	216,700	14,484,228
[a]Cvent Inc.	105,300	4,023,513
[a]Demandware Inc.	335,600	21,371,008
EVERTEC Inc. (Puerto Rico)	247,800	5,979,414
[a]Fabrinet	262,502	4,848,412
[a]FARO Technologies Inc.	328,700	17,000,364
[a]Global Eagle Entertainment Inc.	369,456	5,914,991
[a]Guidewire Software Inc.	160,800	7,591,368
Intersil Corp., A	1,395,400	15,823,836
[a]Ixia	1,585,500	20,278,545
[a]Lattice Semiconductor Corp.	3,783,500	21,868,630
Methode Electronics Inc.	338,000	11,377,080
[a]Nanometrics Inc.	776,500	13,153,910
National Instruments Corp.	406,200	11,779,800
Power Integrations Inc.	196,800	11,656,464
[a]Sapient Corp.	967,820	15,514,155
[a]Semtech Corp.	629,300	14,354,333
[a]Shoretel Inc.	838,200	6,454,140
[a]Silicon Laboratories Inc.	318,700	15,055,388
[a]ViaSat Inc.	229,600	13,663,496
[a]Yelp Inc.	258,700	19,648,265
		366,312,285
Materials 1.9%
H.B. Fuller Co.	365,500	17,024,990
Quaker Chemical Corp.	133,700	9,240,007
		26,264,997
Total Common Stocks (Cost $1,001,805,120)		1,273,601,736

Franklin Strategic Series
Statement of Investments, January 31, 2014 (unaudited) (continued)

Short Term Investments 8.8%
Money Market Funds (Cost $81,576,367) 6.0%
[a,c]Institutional Fiduciary Trust Money Market Portfolio	81,576,367	81,576,367
Investments from Cash Collateral Received for Loaned Securities (Cost
$37,044,279) 2.8%
Money Market Funds 2.8%
[d]BNY Mellon Overnight Government Fund, 0.016%	37,044,279	37,044,279
Total Investments (Cost $1,120,425,766) 102.9%		1,392,222,382
Other Assets, less Liabilities (2.9)%		(39,373,482)
Net Assets 100.0%		$1,352,848,900

a Non-income producing.
b A portion or all of the security is on loan at January 31, 2014.
c The Institutional Fiduciary Trust Money Market Portfolio is managed the Fund's investment manager.
d The rate shown is the annualized seven-day yield at period end.

Franklin Strategic Series
Statement of Investments, January 31, 2014 (unaudited)

Franklin Small-Mid Cap Growth Fund	Shares	Value
Common Stocks 98.2%
Consumer Discretionary 24.4%
[a]AMC Networks Inc., A	342,400	$22,064,256
[a]Bally Technologies Inc.	155,800	11,423,256
BorgWarner Inc.	688,600	36,977,820
[a]BRP Inc. (Canada)	1,176,400	29,597,560
[a]Buffalo Wild Wings Inc.	158,500	22,484,810
[a]Chipotle Mexican Grill Inc.	42,600	23,513,496
Dick's Sporting Goods Inc.	626,900	32,912,250
[a]Dollar General Corp.	749,900	42,234,368
GNC Holdings Inc., A	840,300	42,947,733
Harman International Industries Inc.	325,100	33,625,093
[a]HomeAway Inc.	740,800	30,269,088
[a]Imax Corp. (Canada)	433,000	11,989,770
[a]Jarden Corp.	861,628	52,085,413
[a]Liberty Media Corp., A	158,400	20,843,856
[a]Liberty Ventures, A	233,400	27,074,400
[a]Michael Kors Holdings Ltd.	362,800	28,998,604
[a]Netflix Inc.	63,030	25,800,070
PetSmart Inc.	369,000	23,247,000
Ralph Lauren Corp.	265,100	41,591,539
Ross Stores Inc.	548,900	37,275,799
The Ryland Group Inc.	529,900	23,654,736
[a]Shutterfly Inc.	396,800	18,792,448
Starwood Hotels & Resorts Worldwide Inc.	423,700	31,654,627
[a]Starz, A	762,600	21,337,548
[a]Tenneco Inc.	562,800	31,989,552
Tractor Supply Co.	458,400	30,488,184
[a]Under Armour Inc., A	453,900	49,071,129
Wolverine World Wide Inc.	1,472,900	41,093,910
Wynn Resorts Ltd.	260,200	56,572,684
		901,610,999
Consumer Staples 4.5%
[a]Boston Beer Inc., A	123,100	25,642,961
Mead Johnson Nutrition Co., A	577,200	44,380,908
[a]Monster Beverage Corp.	463,300	31,458,070
[a]TreeHouse Foods Inc.	380,400	25,045,536
Whole Foods Market Inc.	738,300	38,583,558
		165,111,033
Energy 4.2%
Cabot Oil & Gas Corp., A	695,110	27,790,498
[a]Cameron International Corp.	481,800	28,893,546
[a]Diamondback Energy Inc.	530,900	27,596,182
Oceaneering International Inc.	229,700	15,654,055
[a,b]Sanchez Energy Corp.	693,914	19,075,696
[a]Southwestern Energy Co.	484,400	19,710,236
Superior Energy Services Inc.	747,200	17,663,808
		156,384,021
Financials 6.4%
[a]Affiliated Managers Group Inc.	254,400	50,686,656
Brown & Brown Inc.	355,400	11,191,546
[b]Digital Realty Trust Inc.	201,500	10,274,485
IntercontinentalExchange Group Inc.	191,648	40,014,186
Jones Lang LaSalle Inc.	177,600	20,292,576
Lazard Ltd., A	809,800	34,627,048
[a]Signature Bank/New York NY	352,900	43,074,974
T. Rowe Price Group Inc.	346,400	27,171,616
		237,333,087
Health Care 18.5%
[a]Actavis PLC	318,800	60,246,824

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Strategic Series
Statement of Investments, January 31, 2014 (unaudited) (continued)
Agilent Technologies Inc.	497,600	28,935,440
[a]Alexion Pharmaceuticals Inc.	190,000	30,158,700
[a]Alnylam Pharmaceuticals Inc.	285,900	23,918,394
[a]BioMarin Pharmaceutical Inc.	153,100	10,545,528
[a]CareFusion Corp.	356,100	14,518,197
[a]Catamaran Corp. (Canada)	601,400	29,240,068
[a]Celldex Therapeutics Inc.	1,108,000	28,564,240
[a]Cerner Corp.	594,200	33,804,038
The Cooper Cos. Inc.	199,400	24,781,432
[a]DaVita HealthCare Partners Inc.	590,700	38,354,151
[a]Edwards Lifesciences Corp.	186,600	12,151,392
[a]Envision Healthcare Holdings Inc.	808,900	26,742,234
[a]HCA Holdings Inc.	626,700	31,504,209
[a]HeartWare International Inc.	165,300	16,399,413
[a]HMS Holdings Corp.	370,800	8,539,524
[a]Illumina Inc.	231,500	35,188,000
[a]Incyte Corp.	142,700	9,349,704
[a]Karyopharm Therapeutics Inc.	126,600	4,419,606
[a]Medivation Inc.	307,092	24,444,523
[a]Mettler-Toledo International Inc.	147,700	36,378,510
Perrigo Co. PLC	314,117	48,895,452
[a]Puma Biotechnology Inc.	74,000	8,747,540
[a]Quintiles Transnational Holdings Inc.	455,800	21,709,754
[a]Sagent Pharmaceuticals Inc.	875,300	16,569,429
St. Jude Medical Inc.	399,600	24,267,708
[a]Vertex Pharmaceuticals Inc.	201,000	15,887,040
Zoetis Inc.	630,600	19,145,016
		683,406,066
Industrials 19.0%
[a]The Advisory Board Co.	428,600	27,134,666
Allegiant Travel Co.	251,129	22,870,318
AMETEK Inc.	1,095,650	54,147,023
[a]B/E Aerospace Inc.	381,800	30,341,646
[a]Colfax Corp.	501,500	30,215,375
[a]DigitalGlobe Inc.	967,000	36,920,060
Flowserve Corp.	603,400	43,643,922
[a]Genesee & Wyoming Inc.	303,300	27,400,122
[a]Hexcel Corp.	707,500	29,488,600
Hubbell Inc., B	147,500	17,217,675
[a]IHS Inc., A	366,700	41,587,447
Interface Inc.	432,100	9,052,495
J.B. Hunt Transport Services Inc.	311,000	23,340,550
[a]Jacobs Engineering Group Inc.	326,400	19,815,744
Kansas City Southern	232,800	24,581,352
The Manitowoc Co. Inc.	1,502,500	42,746,125
Pall Corp.	266,600	21,354,660
Robert Half International Inc.	843,700	35,249,786
Rockwell Automation Inc.	172,100	19,763,964
Roper Industries Inc.	390,330	53,568,889
[a]Spirit Airlines Inc.	350,700	16,447,830
[a]United Rentals Inc.	505,800	40,939,452
[a]Verisk Analytics Inc., A	252,400	16,118,264
W.W. Grainger Inc.	69,900	16,390,152
		700,336,117
Information Technology 16.9%
[a]Alliance Data Systems Corp.	171,600	41,125,656
[a]ANSYS Inc.	388,400	30,501,052
Avago Technologies Ltd. (Singapore)	644,900	35,237,336
[a]Bottomline Technologies Inc.	571,500	19,785,330
[a]Cognex Corp.	671,200	26,478,840
[a]Demandware Inc.	161,300	10,271,584
[a]Electronic Arts Inc.	534,900	14,121,360
[a]FleetCor Technologies Inc.	230,800	24,538,656
[a]Global Eagle Entertainment Inc.	774,800	12,404,548

Franklin Strategic Series
Statement of Investments, January 31, 2014 (unaudited) (continued)
Intersil Corp., A	889,400	10,085,796
[a]JDS Uniphase Corp.	1,793,300	23,832,957
[a]Lam Research Corp.	560,000	28,341,600
[a]LinkedIn Corp., A	156,200	33,615,802
Maxim Integrated Products Inc.	675,400	20,437,604
National Instruments Corp.	396,816	11,507,664
[a]NetSuite Inc.	171,600	18,048,888
[a]NXP Semiconductors NV (Netherlands)	965,500	46,681,925
[a]Pandora Media Inc.	666,700	24,047,869
[a]Red Hat Inc.	304,200	17,187,300
[a]Semtech Corp.	523,700	11,945,597
[a]ServiceNow Inc.	461,800	29,291,974
[a]Silicon Laboratories Inc.	516,326	24,391,240
[a]Stratasys Ltd.	56,300	6,787,528
[a]Trimble Navigation Ltd.	1,144,200	36,991,986
[a]ViaSat Inc.	378,696	22,536,199
[a]Workday Inc.	109,400	9,795,676
Xilinx Inc.	415,200	19,273,584
[a]Yelp Inc.	170,800	12,972,260
		622,237,811
Materials 2.2%
Airgas Inc.	289,500	29,887,980
Cytec Industries Inc.	282,500	25,416,525
H.B. Fuller Co.	540,545	25,178,586
		80,483,091
Telecommunication Services 1.2%
[a]SBA Communications Corp.	474,300	43,991,325

Utilities 0.9%
[a]Calpine Corp.	1,688,100	32,040,138

Total Common Stocks (Cost $2,219,289,701)		3,622,933,688
Short Term Investments 2.7%
Money Market Funds (Cost $74,824,635) 2.0%
[a,c]Institutional Fiduciary Trust Money Market Portfolio	74,824,635	74,824,635

Investments from Cash Collateral Received for Loaned Securities (Cost
$26,723,800) 0.7%
Money Market Funds 0.7%
[d]BNY Mellon Overnight Government Fund, 0.016%	26,723,800	26,723,800

Total Investments (Cost $2,320,838,136) 100.9%		3,724,482,123
Other Assets, less Liabilities (0.9)%		(34,743,286)
Net Assets 100.0%		$3,689,738,837

a Non-income producing.
b A portion or all of the security is on loan at January 31, 2014.
c The Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.
d The rate shown is the annualized seven-day yield at period end.

Franklin Strategic Series
Statement of Investments, January 31, 2014 (unaudited)

Franklin Strategic Income Fund	Country	Shares/Units		Value
Common Stocks and Other Equity Interests 1.2%
Consumer Services 0.1%
[a,b,c]Turtle Bay Resort	United States	5,579,939		$7,253,921
Diversified Financials 1.1%
iShares iBoxx High Yield Corporate Bond ETF	United States	1,000,000		93,250,000
Materials 0.0%†
[a]NewPage Holdings Inc.	United States	28,000		3,360,000
Transportation 0.0%†
[a]CEVA Holdings LLC	United Kingdom	1,570		1,569,970
Total Common Stocks and Other Equity Interests (Cost $105,991,088)				105,433,891
Convertible Preferred Stocks 0.0%†
Transportation 0.0%†
[a]CEVA Holdings LLC, cvt. pfd., A-1	United Kingdom	62		83,700
[a]CEVA Holdings LLC, cvt. pfd., A-2	United Kingdom	3,399		3,398,560
Total Convertible Preferred Stocks (Cost $5,149,789)				3,482,260
Preferred Stocks (Cost $3,845,000) 0.1%
Diversified Financials 0.1%
GMAC Capital Trust I, 8.125%, pfd.	United States	153,800		4,211,044

		Principal Amount*
Corporate Bonds 37.7%
Automobiles & Components 0.6%
[d]Avis Budget Finance PLC, senior note, 144A, 6.00%, 3/01/21	United States	8,600,000	EUR	12,295,206
[d]General Motors Co., senior bond, 144A, 4.875%, 10/02/23	United States	20,000,000		20,350,000
The Goodyear Tire & Rubber Co., senior note, 6.50%, 3/01/21	United States	15,000,000		16,068,750
				48,713,956
Banks 1.3%
[d]Banco do Brasil SA, sub. note, 144A, 5.875%, 1/26/22	Brazil	28,000,000		26,635,000
CIT Group Inc., senior note,
5.375%, 5/15/20	United States	6,900,000		7,339,875
5.00%, 8/15/22	United States	18,000,000		17,986,122
[d] 144A, 6.625%, 4/01/18	United States	7,000,000		7,875,000
HSBC USA Inc., sub. note, 5.00%, 9/27/20	United States	11,100,000		12,088,089
Regions Bank, sub. note, 7.50%, 5/15/18	United States	8,000,000		9,451,152
Regions Financial Corp., senior note, 5.75%, 6/15/15	United States	1,200,000		1,272,890
Royal Bank of Scotland Group PLC, sub. note, 6.125%, 12/15/22	United Kingdom	10,000,000		10,318,750
The Royal Bank of Scotland PLC, sub. note, 6.934%, 4/09/18	United Kingdom	13,000,000	EUR	19,878,890
				112,845,768
Capital Goods 1.2%
[d]Abengoa Finance SAU, senior note, 144A,
8.875%, 11/01/17	Spain	18,000,000		19,800,000
7.75%, 2/01/20	Spain	2,600,000		2,726,750
Case New Holland Inc., senior note, 7.875%, 12/01/17	United States	6,000,000		7,057,500
[d]KM Germany Holdings GmbH, secured note, 144A, 8.75%, 12/15/20	Germany	10,000,000	EUR	15,097,571
[d]Loxam SAS, senior sub. note, 144A, 7.375%, 1/24/20	France	8,000,000	EUR	11,691,236
Meritor Inc., senior note,
10.625%, 3/15/18	United States	15,000,000		15,993,750
6.75%, 6/15/21	United States	4,000,000		4,200,000
Navistar International Corp., senior note, 8.25%, 11/01/21	United States	12,200,000		12,611,750
Terex Corp., senior note, 6.00%, 5/15/21	United States	15,000,000		15,637,500
				104,816,057
Commercial & Professional Services 0.2%
[d]Algeco Scotsman Global Finance PLC,
first lien, 144A, 9.00%, 10/15/18	United Kingdom	2,000,000	EUR	2,957,135

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Strategic Series
Statement of Investments, January 31, 2014 (unaudited) (continued)

senior secured note, first lien, 144A, 8.50%, 10/15/18	United Kingdom	10,000,000		10,875,000
				13,832,135
Consumer Durables & Apparel 0.7%
KB Home, senior note, 7.00%, 12/15/21	United States	13,300,000		14,131,250
M/I Homes Inc., senior note, 8.625%, 11/15/18	United States	12,000,000		13,080,000
Shea Homes LP/Funding Corp., senior secured note, 8.625%, 5/15/19	United States	8,000,000		8,840,000
Toll Brothers Finance Corp., senior bond, 5.625%, 1/15/24	United States	10,000,000		10,100,000
Visant Corp., senior note, 10.00%, 10/01/17	United States	15,000,000		14,550,000
				60,701,250
Consumer Services 1.0%
Caesars Entertainment Operating Co. Inc., senior secured note,
11.25%, 6/01/17	United States	22,000,000		22,440,000
first lien, 9.00%, 2/15/20	United States	1,900,000		1,847,750
first lien, 9.00%, 2/15/20	United States	2,000,000		1,950,000
ClubCorp Club Operations Inc., senior note, 10.00%, 12/01/18	United States	9,144,000		10,172,700
MGM Resorts International, senior note,
6.625%, 7/15/15	United States	15,000,000		16,087,500
7.50%, 6/01/16	United States	1,000,000		1,122,500
10.00%, 11/01/16	United States	1,000,000		1,207,500
8.625%, 2/01/19	United States	700,000		827,750
6.75%, 10/01/20	United States	1,800,000		1,944,000
6.625%, 12/15/21	United States	10,000,000		10,662,500
7.75%, 3/15/22	United States	2,000,000		2,260,000
[d]Paris Las Vegas Holding LLC, senior secured note, first lien, 144A, 8.00%, 10/01/20	United States	7,000,000		7,297,500
Pinnacle Entertainment Inc., senior sub. note, 7.75%, 4/01/22	United States	2,200,000		2,398,000
[d]PNK Finance Corp., senior note, 144A, 6.375%, 8/01/21	United States	4,900,000		5,047,000
				85,264,700
Diversified Financials 4.2%
Ally Financial Inc., senior note, 7.50%, 9/15/20	United States	28,000,000		33,005,000
Bank of America Corp.,
[e] pfd., sub. bond, M, 8.125% to 5/15/18, FRN thereafter, Perpetual	United States	22,000,000		24,591,094
senior note, 5.65%, 5/01/18	United States	10,000,000		11,411,820
Citigroup Inc.,
senior note, 3.875%, 10/25/23	United States	20,000,000		19,792,300
sub. bond, 5.50%, 9/13/25	United States	15,000,000		15,864,390
sub. note, 4.05%, 7/30/22	United States	5,000,000		5,026,975
Deutsche Bank AG, sub. bond, 4.296% to 5/24/23, FRN thereafter, 5/24/28	Germany	33,000,000		30,183,450
E*TRADE Financial Corp., senior note, 6.375%, 11/15/19	United States	10,000,000		10,800,000
General Electric Capital Corp.,
senior note, A, 8.50%, 4/06/18	United States	94,000,000	MXN	7,799,360
sub. note, 5.30%, 2/11/21	United States	15,000,000		16,920,975
[d]General Motors Financial Co. Inc.,
senior bond, 144A, 4.25%, 5/15/23	United States	3,700,000		3,552,000
senior note, 144A, 3.25%, 5/15/18	United States	2,100,000		2,123,625
GMAC Inc., sub. note, 8.00%, 12/31/18	United States	4,000,000		4,710,000
International Lease Finance Corp., senior note, 8.25%, 12/15/20	United States	8,100,000		9,569,874
JPMorgan Chase & Co.,
[e] junior sub. bond, 6.00% to 8/01/23, FRN thereafter, Perpetual	United States	10,000,000		9,675,000
senior note, 4.25%, 10/15/20	United States	15,000,000		16,103,805
senior note, 3.25%, 9/23/22	United States	5,000,000		4,862,140
sub. note, 3.375%, 5/01/23	United States	10,000,000		9,421,300
[d]KKR Group Finance Co., senior note, 144A, 6.375%, 9/29/20	United States	20,000,000		23,131,320
Merrill Lynch & Co. Inc., senior note, 6.40%, 8/28/17	United States	10,000,000		11,583,230
Morgan Stanley, senior note,
6.00%, 4/28/15	United States	8,000,000		8,500,456
5.50%, 7/24/20	United States	10,000,000		11,286,530
5.50%, 7/28/21	United States	5,000,000		5,651,565
[d]Neuberger Berman Group LLC/Finance Corp., senior note, 144A,
5.625%, 3/15/20	United States	4,000,000		4,230,000
5.875%, 3/15/22	United States	10,000,000		10,550,000
[d]Nuveen Investments Inc., senior note, 144A,
9.125%, 10/15/17	United States	3,000,000		3,090,000
9.50%, 10/15/20	United States	12,000,000		12,450,000

Franklin Strategic Series
Statement of Investments, January 31, 2014 (unaudited) (continued)
SLM Corp., senior note,
8.45%, 6/15/18	United States	14,100,000	16,391,250
5.50%, 1/15/19	United States	16,000,000	16,429,904
			358,707,363
Energy 8.3%
Access Midstream Partner LP/ACMP Finance Corp., senior note,
5.875%, 4/15/21	United States	8,900,000	9,478,500
6.125%, 7/15/22	United States	7,300,000	7,811,000
[d]Antero Resources Corp., senior note, 144A, 5.375%, 11/01/21	United States	5,300,000	5,343,062
Antero Resources Finance Corp., senior note, 7.25%, 8/01/19	United States	640,000	689,600
BreitBurn Energy Partners LP/Finance Corp., senior bond, 7.875%, 4/15/22	United States	7,200,000	7,695,000
CGG, senior note,
9.50%, 5/15/16	France	500,000	526,250
7.75%, 5/15/17	France	10,000,000	10,300,000
6.50%, 6/01/21	France	10,000,000	10,225,000
Chaparral Energy Inc., senior note,
9.875%, 10/01/20	United States	8,000,000	9,040,000
8.25%, 9/01/21	United States	8,000,000	8,760,000
7.625%, 11/15/22	United States	1,400,000	1,515,500
CHC Helicopter SA,
senior note, 9.375%, 6/01/21	Canada	3,200,000	3,368,000
senior secured note, first lien, 9.25%, 10/15/20	Canada	18,000,000	19,226,250
Chesapeake Energy Corp., senior note,
9.50%, 2/15/15	United States	1,000,000	1,082,500
7.25%, 12/15/18	United States	1,000,000	1,165,000
6.625%, 8/15/20	United States	16,000,000	17,920,000
6.125%, 2/15/21	United States	6,000,000	6,495,000
5.75%, 3/15/23	United States	14,000,000	14,647,500
[d]Clayton Williams Energy Inc., senior note, 144A, 7.75%, 4/01/19	United States	15,000,000	15,600,000
CONSOL Energy Inc., senior note,
8.00%, 4/01/17	United States	7,700,000	8,094,625
8.25%, 4/01/20	United States	8,000,000	8,710,000
6.375%, 3/01/21	United States	1,600,000	1,672,000
Crosstex Energy LP/Crosstex Energy Finance Corp., senior note,
8.875%, 2/15/18	United States	15,000,000	15,759,375
7.125%, 6/01/22	United States	2,800,000	3,227,000
El Paso Corp.,
senior bond, 6.50%, 9/15/20	United States	9,000,000	9,719,919
senior note, 7.00%, 6/15/17	United States	3,500,000	3,976,693
Energy Transfer Equity LP, senior note, 7.50%, 10/15/20	United States	30,000,000	33,937,500
Energy Transfer Partners LP, senior note, 5.20%, 2/01/22	United States	10,000,000	10,734,280
Energy XXI Gulf Coast Inc., senior note, 9.25%, 12/15/17	United States	15,000,000	16,575,000
Enterprise Products Operating LLC, junior sub. note, 7.034% to 1/15/18, FRN thereafter,
1/15/68	United States	10,000,000	11,109,630
[d]Expro Finance Luxembourg, senior secured note, 144A, 8.50%, 12/15/16	United Kingdom	20,000,000	20,912,500
[d]Gaz Capital SA (OJSC Gazprom), loan participation,
senior bond, 144A, 6.51%, 3/07/22	Russia	8,000,000	8,480,000
senior note, 144A, 5.092%, 11/29/15	Russia	12,000,000	12,775,980
senior note, 144A, 3.85%, 2/06/20	Russia	10,000,000	9,586,350
Halcon Resources Corp., senior note,
9.75%, 7/15/20	United States	4,000,000	4,170,000
8.875%, 5/15/21	United States	12,000,000	12,030,000
[d] 144A, 9.25%, 2/15/22	United States	5,300,000	5,366,250
[d]Kinder Morgan Finance Co. LLC, senior secured note, 144A, 6.00%, 1/15/18	United States	17,000,000	18,615,000
Linn Energy LLC/Finance Corp., senior note,
6.50%, 5/15/19	United States	2,000,000	2,065,000
8.625%, 4/15/20	United States	10,000,000	10,850,000
7.75%, 2/01/21	United States	10,000,000	10,650,000
[d] 144A, 6.25%, 11/01/19	United States	8,000,000	8,160,000
[d]LUKOIL International Finance BV, senior note, 144A, 4.563%, 4/24/23	Russia	30,000,000	27,753,000
Martin Midstream Partners LP/Martin Midstream Finance Corp., senior note,
8.875%, 4/01/18	United States	7,816,000	8,245,880
7.25%, 2/15/21	United States	8,000,000	8,320,000
Midstates Petroleum Co. Inc./LLC, senior note, 9.25%, 6/01/21	United States	10,000,000	10,450,000
[d]Oasis Petroleum Inc., senior note, 144A, 6.875%, 3/15/22	United States	10,400,000	11,076,000

Franklin Strategic Series
Statement of Investments, January 31, 2014 (unaudited) (continued)
Offshore Group Investment Ltd.,
senior bond, first lien, 7.125%, 4/01/23	United States	10,000,000		10,050,000
senior secured note, first lien, 7.50%, 11/01/19	United States	10,800,000		11,623,500
PBF Holding Co. LLC, first lien, 8.25%, 2/15/20	United States	18,000,000		19,755,000
Peabody Energy Corp., senior note,
7.375%, 11/01/16	United States	2,000,000		2,260,000
6.00%, 11/15/18	United States	5,000,000		5,350,000
6.50%, 9/15/20	United States	8,300,000		8,735,750
6.25%, 11/15/21	United States	20,000,000		20,300,000
Penn Virginia Corp., senior note, 8.50%, 5/01/20	United States	10,000,000		10,950,000
Penn Virginia Resource Partners LP/Finance Corp. II, senior note,
8.375%, 6/01/20	United States	7,890,000		8,817,075
[d] 144A, 6.50%, 5/15/21	United States	5,000,000		5,262,500
Plains Exploration & Production Co., senior note,
6.125%, 6/15/19	United States	1,700,000		1,870,000
8.625%, 10/15/19	United States	1,000,000		1,097,500
6.625%, 5/01/21	United States	4,000,000		4,390,000
6.75%, 2/01/22	United States	2,000,000		2,202,500
6.875%, 2/15/23	United States	6,000,000		6,660,000
QR Energy LP/QRE Finance, senior note, 9.25%, 8/01/20	United States	16,950,000		17,882,250
Quicksilver Resources Inc.,
[d,f] secured note, second lien, 144A, FRN, 7.00%, 6/21/19	United States	12,000,000		11,880,000
senior note, 9.125%, 8/15/19	United States	5,000,000		5,012,500
[d]Sabine Pass Liquefaction LLC,
secured note, 144A, 5.625%, 2/01/21	United States	24,000,000		24,060,000
senior secured note, 144A, 5.625%, 4/15/23	United States	6,200,000		5,921,000
[d]Samson Investment Co., senior note, 144A, 9.75%, 2/15/20	United States	20,000,000		22,100,000
[d]Sanchez Energy Corp., senior note, 144A, 7.75%, 6/15/21	United States	12,200,000		12,657,500
W&T Offshore Inc., senior note, 8.50%, 6/15/19	United States	20,000,000		21,500,000
				704,247,219
Food & Staples Retailing 0.5%
[d]Cencosud SA, senior note, 144A, 4.875%, 1/20/23	Chile	20,000,000		18,408,700
Safeway Inc., senior bond, 3.95%, 8/15/20	United States	22,000,000		22,218,482
				40,627,182
Food, Beverage & Tobacco 1.3%
[d]Barry Callebaut Services SA, senior note, 144A, 5.50%, 6/15/23	Belgium	5,300,000		5,386,125
[d]Boparan Finance PLC, senior note, 144A, 9.75%, 4/30/18	United Kingdom	12,000,000	EUR	17,580,957
Constellation Brands Inc., senior note, 4.25%, 5/01/23	United States	10,600,000		10,043,500
Del Monte Corp., senior note, 7.625%, 2/15/19	United States	22,000,000		22,880,000
[d]JBS USA LLC/Finance Inc., senior note, 144A,
8.25%, 2/01/20	United States	15,600,000		16,984,500
7.25%, 6/01/21	United States	4,500,000		4,691,250
Kraft Foods Group Inc., senior bond, 3.50%, 6/06/22	United States	20,000,000		20,079,320
[d]Post Holdings Inc., senior note, 144A, 6.75%, 12/01/21	United States	3,200,000		3,360,000
[d]Sun Merger Sub Inc., senior note, 144A,
5.25%, 8/01/18	United States	2,500,000		2,610,938
5.875%, 8/01/21	United States	2,000,000		2,037,500
				105,654,090
Health Care Equipment & Services 1.3%
Alere Inc., senior sub. note, 6.50%, 6/15/20	United States	4,900,000		5,059,250
[d]Cegedim SA, senior note, 144A, 6.75%, 4/01/20	France	10,000,000	EUR	14,229,313
CHS/Community Health Systems Inc.,
senior note, 8.00%, 11/15/19	United States	10,200,000		11,245,500
senior note, 7.125%, 7/15/20	United States	6,000,000		6,397,500
senior secured note, 5.125%, 8/15/18	United States	6,000,000		6,352,500
DaVita HealthCare Partners Inc., senior note, 5.75%, 8/15/22	United States	10,000,000		10,287,500
[d]FWCT-2 Escrow Corp., senior note, 144A, 6.875%, 2/01/22	United States	3,300,000		3,403,125
HCA Inc.,
senior note, 6.50%, 2/15/16	United States	3,000,000		3,270,000
senior note, 7.50%, 2/15/22	United States	8,100,000		9,163,125
senior note, 5.875%, 5/01/23	United States	15,000,000		15,318,750
senior secured bond, 7.25%, 9/15/20	United States	1,700,000		1,850,875
senior secured note, 5.875%, 3/15/22	United States	10,000,000		10,550,000
Hologic Inc., senior note, 6.25%, 8/01/20	United States	4,700,000		4,929,125

Franklin Strategic Series
Statement of Investments, January 31, 2014 (unaudited) (continued)
Tenet Healthcare Corp., senior note,
8.125%, 4/01/22	United States	8,400,000		9,187,500
[d] 144A, 6.00%, 10/01/20	United States	2,700,000		2,846,813
				114,090,876
Insurance 0.5%
[d]MetLife Capital Trust X, secured bond, 144A, 9.25% to 4/08/38, FRN thereafter, 4/08/68	United States	1,900,000		2,451,000
MetLife Inc., junior sub. note, 6.40% to 12/15/36, FRN thereafter, 12/15/66	United States	20,000,000		20,800,000
[d]Mitsui Sumitomo Insurance Co. Ltd., junior sub. note, 144A, 7.00% to 3/15/22, FRN
thereafter, 3/15/72	Japan	20,000,000		23,162,200
				46,413,200
Materials 4.1%
ArcelorMittal, senior note,
6.00%, 3/01/21	Luxembourg	20,000,000		20,975,300
6.75%, 2/25/22	Luxembourg	15,000,000		16,180,125
[d]Ardagh Packaging Finance PLC, senior note, 144A, 9.125%, 10/15/20	Ireland	5,000,000		5,487,500
[d]Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc.,
[g] senior note, 144A, 6.25%, 1/31/19	Ireland	2,000,000		2,027,500
senior note, 144A, 7.00%, 11/15/20	Ireland	1,764,706		1,793,382
[g] senior note, 144A, 6.75%, 1/31/21	Ireland	2,400,000		2,424,000
senior secured note, first lien, 144A, 7.375%, 10/15/17	Ireland	3,100,000		3,326,688
[d]Barminco Finance Pty. Ltd., senior note, 144A, 9.00%, 6/01/18	Australia	14,000,000		13,098,232
[d]Cemex Finance LLC, senior secured note, 144A, 9.375%, 10/12/22	Mexico	1,400,000		1,568,000
[d]Cemex SAB de CV,
secured note, 144A, 5.875%, 3/25/19	Mexico	10,000,000		10,075,000
senior secured note, 144A, 9.00%, 1/11/18	Mexico	20,000,000		21,825,000
Euramax International Inc., senior secured note, 9.50%, 4/01/16	United States	1,300,000		1,316,250
[d]Faenza GmbH, senior note, 144A, 8.25%, 8/15/21	Germany	6,700,000	EUR	9,821,682
[d]FMG Resources (August 2006) Pty. Ltd., senior note, 144A,
7.00%, 11/01/15	Australia	1,924,000		2,002,163
6.00%, 4/01/17	Australia	2,000,000		2,135,000
6.875%, 2/01/18	Australia	12,000,000		12,645,000
8.25%, 11/01/19	Australia	15,000,000		16,575,000
[d]Glencore Funding LLC, senior note, 144A, 4.125%, 5/30/23	United States	7,500,000		7,039,717
[d]Ineos Finance PLC, senior secured note, 144A,
8.375%, 2/15/19	Switzerland	700,000		778,750
7.50%, 5/01/20	Switzerland	2,000,000		2,191,250
[d]Ineos Group Holdings SA,
secured note, second lien, 144A, 7.875%, 2/15/16	Switzerland	3,368,285	EUR	4,554,491
senior note, 144A, 6.125%, 8/15/18	Switzerland	6,800,000		6,953,000
senior note, 144A, 6.50%, 8/15/18	Switzerland	6,100,000	EUR	8,465,229
[d]Inmet Mining Corp., senior note, 144A,
8.75%, 6/01/20	Canada	22,600,000		25,820,500
7.50%, 6/01/21	Canada	2,000,000		2,250,000
[d]Kerling PLC, senior secured note, 144A, 10.625%, 2/01/17	United Kingdom	12,000,000	EUR	17,203,361
Novelis Inc., senior note,
8.375%, 12/15/17	Canada	9,000,000		9,618,750
8.75%, 12/15/20	Canada	8,000,000		8,920,000
[d]Orion Engineered Carbons Bondco GmbH, senior secured bond, 144A, 10.00%, 6/15/18	Germany	11,700,000	EUR	17,397,865
[d,h]Orion Engineered Carbons Finance & Co. SCA, senior note, 144A, PIK, 9.25%, 8/01/19	Germany	3,000,000		3,127,500
Reynolds Group Issuer Inc./LLC/SA,
first lien, 5.75%, 10/15/20	United States	6,600,000		6,781,500
senior note, 8.50%, 5/15/18	United States	14,000,000		14,770,000
senior note, 9.00%, 4/15/19	United States	1,000,000		1,071,250
senior note, 9.875%, 8/15/19	United States	400,000		444,000
senior note, 8.25%, 2/15/21	United States	10,000,000		10,675,000
senior secured note, 7.125%, 4/15/19	United States	5,000,000		5,312,500
[d]Sealed Air Corp., senior note, 144A,
8.125%, 9/15/19	United States	4,000,000		4,480,000
6.50%, 12/01/20	United States	4,000,000		4,330,000
8.375%, 9/15/21	United States	4,000,000		4,590,000
[d]U.S. Coatings Acquisition Inc./Flash Dutch 2 BV, 144A, 5.75%, 2/01/21	United States	8,000,000	EUR	11,376,707

Franklin Strategic Series
Statement of Investments, January 31, 2014 (unaudited) (continued)

[d]Xstrata Finance Canada Ltd., senior note, 144A, 4.95%, 11/15/21	Canada	25,000,000		25,801,000
				347,228,192
Media 3.2%
AMC Networks Inc., senior note, 7.75%, 7/15/21	United States	4,700,000		5,299,250
Cablevision Systems Corp., senior note, 8.625%, 9/15/17	United States	3,000,000		3,502,500
CCO Holdings LLC/CCO Holdings Capital Corp.,
senior bond, 5.25%, 9/30/22	United States	5,600,000		5,411,000
senior note, 8.125%, 4/30/20	United States	5,000,000		5,462,500
senior note, 6.50%, 4/30/21	United States	8,000,000		8,400,000
Clear Channel Communications Inc.,
senior secured bond, first lien, 9.00%, 3/01/21	United States	30,000,000		30,450,000
senior secured note, first lien, 9.00%, 12/15/19	United States	5,000,000		5,125,000
Clear Channel Worldwide Holdings Inc.,
senior note, 6.50%, 11/15/22	United States	3,000,000		3,082,500
senior note, 6.50%, 11/15/22	United States	5,000,000		5,162,500
senior sub. note, 7.625%, 3/15/20	United States	900,000		949,500
senior sub. note, 7.625%, 3/15/20	United States	5,100,000		5,406,000
CSC Holdings Inc., senior deb., 7.625%, 7/15/18	United States	6,000,000		6,877,500
CSC Holdings LLC, senior note, 6.75%, 11/15/21	United States	22,000,000		24,090,000
DISH DBS Corp.,
senior bond, 5.00%, 3/15/23	United States	10,000,000		9,400,000
senior note, 7.75%, 5/31/15	United States	5,000,000		5,425,000
senior note, 7.125%, 2/01/16	United States	13,000,000		14,332,500
senior note, 6.75%, 6/01/21	United States	4,000,000		4,280,000
senior note, 5.875%, 7/15/22	United States	3,000,000		3,011,250
[d]Gannett Co. Inc.,
senior bond, 144A, 6.375%, 10/15/23	United States	19,200,000		19,728,000
senior note, 144A, 5.125%, 7/15/20	United States	5,200,000		5,232,500
[h]Radio One Inc., senior sub. note, PIK, 12.50%, 5/24/16	United States	11,000,000		11,118,800
Time Warner Inc.,
7.625%, 4/15/31	United States	9,000,000		11,799,612
6.10%, 7/15/40	United States	3,000,000		3,394,059
senior bond, 3.40%, 6/15/22	United States	3,000,000		2,985,990
[d]Unitymedia Hessen GmbH & Co.KG/Unitymedia NRW GmbH,
secured bond, 144A, 5.75%, 1/15/23	Germany	3,700,000	EUR	5,277,322
senior secured note, 144A, 9.50%, 3/15/21	Germany	7,000,000	EUR	10,963,652
senior secured note, 144A, 5.625%, 4/15/23	Germany	1,900,000	EUR	2,686,643
[d]Univision Communications Inc.,
senior secured bond, 144A, 6.75%, 9/15/22	United States	4,000,000		4,410,000
senior secured note, 144A, 6.875%, 5/15/19	United States	5,000,000		5,387,500
senior secured note, 144A, 7.875%, 11/01/20	United States	11,000,000		12,155,000
senior secured note, 144A, 5.125%, 5/15/23	United States	2,000,000		2,000,000
[d]UPC Holding BV, senior note, 144A, 6.375%, 9/15/22	Netherlands	3,000,000	EUR	4,149,936
[d]UPCB Finance II Ltd., senior secured note, 144A, 6.375%, 7/01/20	Netherlands	8,000,000	EUR	11,560,623
[d]UPCB Finance VI Ltd., senior secured note, 144A, 6.875%, 1/15/22	Netherlands	5,000,000		5,346,875
[d]VTR Finance BV, senior secured note, 144A, 6.875%, 1/15/24	Chile	3,800,000		3,817,662
				267,681,174
Pharmaceuticals, Biotechnology & Life Sciences 1.0%
[d]Capsugel FinanceCo SCA, senior note, 144A, 9.875%, 8/01/19	United States	11,000,000	EUR	16,486,784
[d]inVentiv Health Inc., senior secured note, 144A, 9.00%, 1/15/18	United States	6,200,000		6,541,000
[d,h]Jaguar Holding Co. I, senior note, 144A, PIK, 9.375%, 10/15/17	United States	12,000,000		12,720,000
[d]Valeant Pharmaceuticals International Inc., senior note, 144A,
7.50%, 7/15/21	United States	10,800,000		12,082,500
5.625%, 12/01/21	United States	600,000		622,500
[d]VPI Escrow Corp., senior note, 144A, 6.375%, 10/15/20	United States	16,600,000		17,803,500
Zoetis Inc., senior bond, 3.25%, 2/01/23	United States	15,000,000		14,449,440
				80,705,724
Retailing 0.7%
[d]Academy Ltd./Finance Corp., senior note, 144A, 9.25%, 8/01/19	United States	10,000,000		10,962,500
[d]Edcon Holdings Pty. Ltd., senior note, 144A, 13.375%, 6/30/19	South Africa	1,800,000	EUR	2,371,608
[d]Edcon Pty. Ltd., secured note, 144A, 9.50%, 3/01/18	South Africa	15,325,000	EUR	20,174,868
[d]Matalan Finance Ltd., senior secured note, 144A, 8.875%, 4/29/16	United Kingdom	5,000,000	GBP	8,452,667

Franklin Strategic Series
Statement of Investments, January 31, 2014 (unaudited) (continued)

[d]New Look Bondco I PLC, 144A, 8.75%, 5/14/18	United Kingdom	9,100,000	GBP	15,967,460
				57,929,103
Semiconductors & Semiconductor Equipment 0.4%
Freescale Semiconductor Inc.,
[d] secured note, 144A, 5.00%, 5/15/21	United States	10,000,000		9,975,000
senior note, 8.05%, 2/01/20	United States	12,000,000		13,110,000
senior note, 10.75%, 8/01/20	United States	5,018,000		5,783,245
[d] senior secured note, 144A, 6.00%, 1/15/22	United States	1,500,000		1,563,750
				30,431,995
Software & Services 1.0%
[d]BMC Software Finance Inc., senior note, 144A, 8.125%, 7/15/21	United States	11,200,000		11,480,000
Equinix Inc., senior bond, 5.375%, 4/01/23	United States	20,000,000		19,700,000
First Data Corp.,
senior bond, 12.625%, 1/15/21	United States	2,000,000		2,340,000
[d] senior note, 144A, 11.25%, 1/15/21	United States	5,000,000		5,537,500
[d] senior secured bond, 144A, 8.25%, 1/15/21	United States	28,000,000		29,820,000
[d]Sitel LLC/Finance Corp., senior secured note, 144A, 11.00%, 8/01/17	United States	700,000		745,500
Sterling International Inc., senior note, 11.00%, 10/01/19	United States	6,300,000		6,599,250
West Corp., senior note, 7.875%, 1/15/19	United States	10,000,000		10,812,500
				87,034,750
Technology Hardware & Equipment 0.6%
[d]Alcatel-Lucent USA Inc., senior note, 144A, 6.75%, 11/15/20	United States	16,900,000		17,364,750
CDW LLC/Finance Corp., senior note, 8.50%, 4/01/19	United States	15,000,000		16,537,500
[d,h]CommScope Holdings Co. Inc., senior note, 144A, PIK, 6.625%, 6/01/20	United States	1,800,000		1,892,250
[d]CommScope Inc., senior note, 144A, 8.25%, 1/15/19	United States	13,110,000		14,306,288
				50,100,788
Telecommunication Services 4.1%
[d]Altice Financing SA, senior secured note, 144A, 6.50%, 1/15/22	Luxembourg	7,400,000	EUR	10,186,604
CenturyLink Inc.,
senior bond, 6.75%, 12/01/23	United States	2,000,000		2,035,000
senior note, 6.00%, 4/01/17	United States	12,000,000		13,230,000
senior note, 6.45%, 6/15/21	United States	4,100,000		4,289,625
senior note, 5.80%, 3/15/22	United States	2,000,000		1,980,000
Crown Castle International Corp., senior bond,
7.125%, 11/01/19	United States	400,000		430,000
5.25%, 1/15/23	United States	5,000,000		4,981,250
[d]Digicel Group Ltd., senior note, 144A, 8.25%, 9/30/20	Bermuda	12,000,000		12,462,420
[d]Digicel Ltd., senior note, 144A,
8.25%, 9/01/17	Bermuda	1,000,000		1,042,000
6.00%, 4/15/21	Bermuda	5,700,000		5,555,020
[d]eAccess Ltd., senior note, 144A,
8.25%, 4/01/18	Japan	5,800,000		6,376,375
8.375%, 4/01/18	Japan	2,200,000	EUR	3,276,957
Frontier Communications Corp.,
senior bond, 7.625%, 4/15/24	United States	6,025,000		6,009,937
senior note, 8.50%, 4/15/20	United States	14,000,000		15,732,500
senior note, 8.75%, 4/15/22	United States	6,000,000		6,577,500
senior note, 7.125%, 1/15/23	United States	2,000,000		1,995,000
senior note, 7.875%, 1/15/27	United States	3,975,000		3,895,500
Intelsat Jackson Holdings SA,
senior bond, 6.625%, 12/15/22	Luxembourg	10,000,000		10,356,250
[d] senior bond, 144A, 5.50%, 8/01/23	Luxembourg	3,000,000		2,872,500
senior note, 7.25%, 10/15/20	Luxembourg	15,000,000		16,350,000
senior note, 7.50%, 4/01/21	Luxembourg	9,000,000		9,956,250
[d]Lynx I Corp., first lien, 144A, 5.375%, 4/15/21	United Kingdom	4,300,000		4,310,750
[d]Lynx II Corp., senior bond, 144A, 6.375%, 4/15/23	United Kingdom	500,000		512,500
[d]Millicom International Cellular SA, senior note, 144A, 6.625%, 10/15/21	Luxembourg	12,000,000		12,247,500
[d,h]Mobile Challenger Intermediate Group SA, secured note, 144A, PIK, 8.75%, 3/15/19	Switzerland	3,650,000	EUR	5,132,163
[d]Nokia Siemens Networks Finance BV, senior note, 144A, 7.125%, 4/15/20	Netherlands	12,000,000	EUR	18,400,323
[d]Play Finance 2 SA,
senior note, 144A, 6.50%, 8/01/19	Poland	3,900,000	EUR	5,269,988
senior secured note, 144A, 5.25%, 2/01/19	Poland	6,700,000	EUR	9,031,204

Franklin Strategic Series
Statement of Investments, January 31, 2014 (unaudited) (continued)
[d]Sprint Corp.,
senior bond, 144A, 7.125%, 6/15/24	United States	2,700,000		2,720,250
senior note, 144A, 7.875%, 9/15/23	United States	4,700,000		5,029,000
Sprint Nextel Corp., senior note,
8.375%, 8/15/17	United States	17,000,000		19,720,000
6.00%, 11/15/22	United States	10,000,000		9,875,000
[d] 144A, 9.00%, 11/15/18	United States	8,000,000		9,680,000
[d] 144A, 7.00%, 3/01/20	United States	5,000,000		5,662,500
T-Mobile USA Inc.,
senior bond, 6.50%, 1/15/24	United States	3,500,000		3,583,125
senior note, 6.542%, 4/28/20	United States	5,000,000		5,312,500
senior note, 6.633%, 4/28/21	United States	3,500,000		3,696,875
senior note, 6.125%, 1/15/22	United States	2,000,000		2,050,000
senior note, 6.731%, 4/28/22	United States	3,500,000		3,688,125
Telefonica Emisiones SAU, senior note,
5.462%, 2/16/21	Spain	12,000,000		13,004,760
4.57%, 4/27/23	Spain	11,000,000		11,149,875
Verizon Communications Inc., senior note, 5.15%, 9/15/23	United States	26,000,000		28,355,808
[d]Wind Acquisition Finance SA, senior secured note, 144A, 11.75%, 7/15/17	Italy	22,000,000		23,237,500
[d,h]Wind Acquisition Holdings Finance SA, senior secured note, 144A, PIK, 12.25%, 7/15/17	Italy	3,248,841	EUR	4,535,240
				345,795,674
Transportation 0.5%
[d]CEVA Group PLC, senior note, first lien, 144A, 4.00%, 5/01/18	United Kingdom	8,800,000		7,348,000
HDTFS Inc., senior note,
5.875%, 10/15/20	United States	1,800,000		1,872,000
6.25%, 10/15/22	United States	10,000,000		10,350,000
Hertz Corp., senior note, 6.75%, 4/15/19	United States	11,900,000		12,718,125
[d]Stena AB, senior bond, 144A, 7.00%, 2/01/24	Sweden	7,500,000		7,668,750
				39,956,875
Utilities 1.0%
[d]Calpine Corp.,
senior secured bond, first lien, 144A, 5.875%, 1/15/24	United States	4,700,000		4,688,250
senior secured note, 144A, 7.875%, 7/31/20	United States	4,378,000		4,815,800
senior secured note, 144A, 7.50%, 2/15/21	United States	6,352,000		6,971,320
senior secured note, 144A, 7.875%, 1/15/23	United States	4,832,000		5,351,440
senior secured, first lien, 144A, 6.00%, 1/15/22	United States	1,300,000		1,352,000
[d,e]EDF SA,
junior sub. bond, 144A, 5.625% to 01/22/24, FRN thereafter, Perpetual	France	5,000,000		4,902,850
sub. note, 144A, 5.25% to 1/29/23, FRN thereafter, Perpetual	France	25,000,000		24,198,800
[d]InterGen NV, secured bond, 144A, 7.00%, 6/30/23	Netherlands	10,600,000		11,024,000
[d]Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings
Finance Inc., senior secured note, 144A, 11.50%, 10/01/20	United States	30,000,000		22,275,000
				85,579,460
Total Corporate Bonds (Cost $3,019,585,603)				3,188,357,531
[f]Senior Floating Rate Interests 12.9%
Automobiles & Components 0.4%
August LuxUK Holding Co., Lux Second Lien, 10.50%, 4/27/19	Luxembourg	7,790,227		8,004,458
August U.S. Holding Co. Inc., U.S. Second Lien, 10.50%, 4/27/19	United States	2,550,782		2,620,928
FRAM Group Holdings Inc. (Autoparts Holdings), Second Lien Term Loan, 10.50%,
1/29/18	United States	21,928,750		21,024,189
				31,649,575
Capital Goods 0.8%
Air Distribution Technologies (Tomkins Air Distribution), Second Lien Initial Loan, 9.25%,
5/09/20	United States	9,571,980		9,775,385
[i]Erickson Air-Crane Inc., Purchase Price Notes, 6.00%, 11/02/20	United States	1,202,322		1,130,238
[g]Quikrete Holdings Inc., First Lien Initial Loan, 4.00%, 9/26/20	United States	12,354,407		12,479,186
Sensus USA Inc., Second Lien Term Loan, 8.50%, 5/09/18	United States	13,947,904		14,026,362
Terex Corp., Term Loan, 3.50%, 4/28/17	United States	11,841,704		11,989,725
TransDigm Inc., Tranche C Term Loan, 3.75%, 2/28/20	United States	3,633,340		3,663,428

Franklin Strategic Series
Statement of Investments, January 31, 2014 (unaudited) (continued)

[g]Wesco Distribution Inc., Tranche B-1 Loan, 3.75%, 12/12/19	United States	12,784,460	12,896,324
			65,960,648
Commercial & Professional Services 1.0%
[g]Altegrity Inc.,
Term Loan B, 6.00%, 2/21/15	United States	11,469,839	11,197,431
Tranche D Term Loan, 7.75%, 2/21/15	United States	27,549,888	27,343,264
ARAMARK Corp.,
Extended Synthetic L/C, 3.519%, 7/26/16	United States	811,052	814,763
Synthetic L/C-3, 3.519%, 7/26/16	United States	336,519	338,304
Term Loan B Extended, 3.747%, 7/26/16	United States	6,761,618	6,792,552
U.S. Term C Loan, 3.747%, 7/26/16	United States	453,567	455,973
U.S. Term D Loan, 4.00%, 8/22/19	United States	10,792,874	10,873,767
Interactive Data Corp., Term B Loan, 3.75%, 2/11/18	United States	21,713,079	21,821,645
Pacific Industrial Services US Finco LLC (Spotless), Second Lien Initial Term Loan,
8.75%, 4/02/19	United States	253,000	259,799
			79,897,498
Consumer Services 0.5%
Caesars Entertainment Operating Co. Inc., Term Loan B-4, 9.50%, 10/31/16	United States	4,273,775	4,323,192
Hilton Worldwide Finance LLC, Initial Term Loan, 3.75%, 10/25/20	United States	10,155,084	10,239,300
P.F. Chang's China Bistro Inc., Term Loan, 4.25%, 6/22/19	United States	3,305,918	3,347,202
[c,h]Turtle Bay Holdings LLC, Term Loan B, PIK, 3.00%, 3/01/15	United States	25,774,202	24,421,057
			42,330,751
Diversified Financials 0.4%
Asurion LLC, Incremental Tranche B-1 Term Loan, 4.50%, 5/24/19	United States	9,173,081	9,185,363
[g]Guggenheim Partners Investment Management Holdings LLC, Initial Term Loan, 4.25%,
7/22/20	United States	3,205,725	3,248,787
Trans Union LLC, 2013 Replacement Term Loan, 4.25%, 2/10/19	United States	20,621,895	20,911,901
			33,346,051
Energy 0.2%
[h,j]ATP Oil & Gas Corp.,
Additional NM Loans (DIP), PIK, 10.00%, 2/28/14	United States	139	—
New Money (DIP), PIK, 4.50% - 10.00%, 2/28/14	United States	982	—
Refinancing Loan (DIP), PIK, 4.50% - 10.00%, 2/28/14	United States	2,096	—
Bowie Resource Holdings LLC, 2nd Lien Initial Term Loan, 11.75%, 2/16/21	United States	6,530,612	6,530,612
[g]Pacific Drilling SA, Term Loan, 4.50%, 6/03/18	Luxembourg	8,911,080	9,021,355
			15,551,967
Food & Staples Retailing 0.1%
AdvancePierre Foods Inc., Second Lien Term Loan, 9.50%, 10/10/17	United States	8,931,383	8,730,427
Food, Beverage & Tobacco 0.6%
Allflex Holdings III Inc., Second Lien Initial Term Loan, 8.00%, 7/17/21	United States	5,270,000	5,357,287
Del Monte Foods Co., Initial Term Loans, 4.00%, 3/08/18	United States	44,466,583	44,755,616
			50,112,903
Health Care Equipment & Services 1.3%
Carestream Health Inc., Second Lien Loan, 9.50%, 12/07/19	United States	15,400,000	15,759,328
Community Health Systems Inc.,
[g] 2021 Term D Loan, 5.50%, 1/27/21	United States	2,735,323	2,767,072
2017 Term E Loan, 3.487% - 3.497%, 1/25/17	United States	46,616,478	47,028,008
DaVita HealthCare Partners Inc.,
Tranche B Term Loan, 4.50%, 10/20/16	United States	13,505,687	13,608,601
Tranche B-2 Term Loan, 4.00%, 8/24/19	United States	24,814,171	25,051,866
Surgery Centers Holdings Inc., Incremental Second Lien Term Loan, 10.75%, 4/10/20	United States	69,500	69,086
U.S. Renal Care Inc., Tranche B-2 Term Loan, 5.50%, 7/03/19	United States	6,577,409	6,645,926
			110,929,887
Household & Personal Products 0.6%
[g]FGI Operating Co. LLC (Freedom Group), Term B Loans, 5.50%, 4/19/19	United States	25,091,829	25,436,842
Otter Products LLC, Loans, 5.25%, 4/29/19	United States	23,418,311	23,579,311
			49,016,153
Materials 3.2%
[g]American Rock Salt Co. LLC, Initial Loan, 4.75%, 4/25/17	United States	18,061,338	18,208,087
Arysta Lifescience SPC LLC,
Initial Term Loan, 4.50%, 5/29/20	United States	28,980,123	29,324,262

Franklin Strategic Series
Statement of Investments, January 31, 2014 (unaudited) (continued)
[g] Second Lien Initial Term Loan, 8.25%, 11/30/20	United States	30,729,712	31,593,985
Axalta Coating Systems U.S. Holdings Inc., Initial Term B Loans, 4.75%, 2/01/20	United States	26,264,752	26,507,701
Exopack Holdings SA, USD Term Loan, 5.25%, 5/08/19	Luxembourg	5,112,919	5,213,583
[g]FMG America Finance Inc. (Fortescue Metals Group), Loans, 4.25%, 6/30/19	United States	13,791,661	13,964,057
[g]Ineos U.S. Finance LLC, Dollar Term Loan, 4.00%, 5/04/18	United States	13,899,863	13,992,937
[g]MacDermid Holdings LLC, First Lien Tranche B Term Loan, 4.00%, 6/07/20	United States	18,392,618	18,557,379
OCI Beaumont LLC, Term B-2 Loans, 6.25%, 8/20/19	United States	4,167,141	4,255,692
Oxbow Carbon LLC, First Lien Tranche B Term Loan, 4.25%, 7/19/19	United States	5,636,792	5,703,728
OXEA GmbH, Second Lien Term Loan, 8.25%, 7/15/20	Luxembourg	6,458,436	6,611,824
Reynolds Group Holdings Inc., U.S. Term Loan, 4.00%, 12/01/18	United States	43,220,509	43,781,035
Road Infrastructure Investment LLC (Ennis Flint), Second Lien Term Loan, 10.25%,
9/30/18	United States	34,108,791	34,535,151
Tronox Pigments (Netherlands) BV, Term Loan, 4.50%, 3/19/20	Netherlands	20,222,318	20,491,942
			272,741,363
Media 0.4%
Cumulus Media Holdings Inc., Term Loans, 4.25%, 12/23/20	United States	14,254,500	14,421,919
Entravision Communications Corp., Tranche B Term Loans, 3.50%, 5/31/20	United States	6,201,198	6,188,281
NEP/NCP Holdco Inc., Second Lien Term Loan, 9.50%, 7/22/20	United States	2,614,845	2,687,843
Radio One Inc., Term Loan, 7.50%, 3/31/16	United States	1,922,570	1,975,440
UPC Financing Partnership, Facility AF, 4.00%, 1/31/21	Netherlands	3,978,000	4,007,008
Zuffa LLC, Initial Term Loan, 4.50%, 2/25/20	United States	3,658,437	3,690,905
			32,971,396
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Valeant Pharmaceuticals International Inc.,
Series E Tranche B Term Loan, 4.50%, 8/05/20	Canada	14,017,651	14,177,536
Series E-1 Tranche B Term Loan, 5.25%, 8/05/20	Canada	1,842,106	1,861,678
			16,039,214
Retailing 1.6%
BJ's Wholesale Club Inc.,
2013 (Nov) Replacement Loans, 4.50%, 9/26/19	United States	36,325,359	36,720,325
Second Lien 2013 (Nov) Replacment Loans, 8.50%, 3/26/20	United States	11,071,725	11,405,029
Evergreen AcqCo. 1 LP (Savers), Term Loan, 5.00%, 7/09/19	United States	18,691,279	18,854,828
Harbor Freight Tools USA Inc., Loans, 4.75%, 7/26/19	United States	8,887,731	9,021,011
The Neiman Marcus Group Ltd. Inc., Term Loan, 5.00%, 10/25/20	United States	4,787,552	4,849,709
Party City Holdings Inc., 2013 Replacement Term Loan, 4.25%, 7/27/19	United States	24,375,063	24,548,345
Sears Roebuck Acceptance Corp., Term Loan, 5.50%, 6/30/18	United States	25,603,472	25,685,762
			131,085,009
Software & Services 0.7%
BMC Software Finance Inc., Initial U.S. Term Loans, 5.00%, 9/10/20	United States	24,884,621	24,955,467
MoneyGram International Inc., Term Loan, 4.25%, 3/28/20	United States	28,682,208	29,008,325
Vertafore Inc., Second Lien Term Loan, 9.75%, 10/27/17	United States	8,638,639	8,811,412
			62,775,204
Technology Hardware & Equipment 0.1%
Dell International LLC, Term B Loan, 4.50%, 4/29/20	United States	11,271,704	11,237,066
Telecommunication Services 0.5%
Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 3.75%, 6/30/19	Luxembourg	44,466,740	44,872,499
Transportation 0.3%
Delta Air Lines Inc., Term Loan B, 3.50%, 4/20/17	United States	6,360,711	6,418,994
Global Tip Finance BV/Finance America LLC, Facility C Commitment, 6.50%, 10/16/20	United States	13,072,657	12,974,612
YRC Worldwide Inc., U.S. Tranche Term Loan, 10.50%, 3/21/15	United States	9,003,581	8,979,199
			28,372,805
Total Senior Floating Rate Interests (Cost $1,075,591,830)			1,087,620,416

		Shares
Escrow and Litigation Trust 0.0%
[a,i]Comfort Co. Inc., Escrow Account	United States	63,156	—
[a,i]NewPage Corp., Litigation Trust	United States	14,000,000	—
Total Escrow and Litigation Trust (Cost $—)			—

Franklin Strategic Series
Statement of Investments, January 31, 2014 (unaudited) (continued)

Foreign Government and Agency Securities 18.9%
Government of Canada,
2.25%, 8/01/14	Canada	4,385,000		CAD	3,964,461
1.00%, 11/01/14	Canada	3,697,000		CAD	3,322,419
2.00%, 12/01/14	Canada	8,878,000		CAD	8,043,549
1.00%, 5/01/15	Canada	30,483,000		CAD	27,398,010
Government of Hungary,
5.50%, 2/12/14	Hungary	5,236,400,000		HUF	22,635,023
7.75%, 8/24/15	Hungary	57,900,000		HUF	265,658
5.50%, 2/12/16	Hungary	7,719,020,000		HUF	34,393,853
5.50%, 12/22/16	Hungary	584,040,000		HUF	2,597,347
4.125%, 2/19/18	Hungary	4,390,000			4,392,744
6.50%, 6/24/19	Hungary	721,600,000		HUF	3,292,250
7.50%, 11/12/20	Hungary	1,107,000,000		HUF	5,276,136
5.375%, 2/21/23	Hungary	16,250,000			15,945,719
A, 8.00%, 2/12/15	Hungary	183,720,000		HUF	830,246
A, 6.75%, 11/24/17	Hungary	55,920,000		HUF	260,513
A, 5.50%, 12/20/18	Hungary	426,500,000		HUF	1,869,668
A, 7.00%, 6/24/22	Hungary	11,570,000		HUF	53,193
A, 6.00%, 11/24/23	Hungary	1,015,870,000		HUF	4,369,573
D, 6.75%, 8/22/14	Hungary	890,000,000		HUF	3,917,934
senior note, 6.25%, 1/29/20	Hungary	21,690,000			23,167,631
senior note, 6.375%, 3/29/21	Hungary	14,820,000			15,820,350
[d]Government of Iceland, 144A, 5.875%, 5/11/22	Iceland	31,600,000			33,041,908
Government of Indonesia,
FR26, 11.00%, 10/15/14	Indonesia	4,500,000,000		IDR	378,428
FR28, 10.00%, 7/15/17	Indonesia	10,200,000,000		IDR	883,804
FR34, 12.80%, 6/15/21	Indonesia	169,210,000,000		IDR	16,832,926
FR36, 11.50%, 9/15/19	Indonesia	35,400,000,000		IDR	3,286,214
FR39, 11.75%, 8/15/23	Indonesia	29,150,000,000		IDR	2,793,243
FR44, 10.00%, 9/15/24	Indonesia	8,340,000,000		IDR	722,168
Government of Ireland,
5.90%, 10/18/19	Ireland	9,393,000		EUR	15,229,809
4.50%, 4/18/20	Ireland	1,390,000		EUR	2,106,624
5.00%, 10/18/20	Ireland	26,083,000		EUR	40,704,381
senior bond, 4.40%, 6/18/19	Ireland	4,568,000		EUR	6,913,945
senior bond, 5.40%, 3/13/25	Ireland	15,868,580		EUR	25,087,125
Government of Malaysia,
3.434%, 8/15/14	Malaysia	77,675,000		MYR	23,271,165
3.741%, 2/27/15	Malaysia	65,230,000		MYR	19,632,349
3.835%, 8/12/15	Malaysia	32,480,000		MYR	9,808,543
4.72%, 9/30/15	Malaysia	72,594,000		MYR	22,243,504
3.197%, 10/15/15	Malaysia	27,690,000		MYR	8,281,763
senior bond, 4.24%, 2/07/18	Malaysia	64,800,000		MYR	19,715,930
senior note, 3.172%, 7/15/16	Malaysia	76,000,000		MYR	22,664,874
Government of Mexico,
7.00%, 6/19/14	Mexico	2,187,000	[k]	MXN	16,570,224
9.50%, 12/18/14	Mexico	3,566,870	[k]	MXN	27,993,866
6.00%, 6/18/15	Mexico	94,510	[k]	MXN	726,858
8.00%, 12/17/15	Mexico	5,837,850	[k]	MXN	46,853,020
6.25%, 6/16/16	Mexico	1,778,270	[k]	MXN	13,958,192
7.25%, 12/15/16	Mexico	7,515,870	[k]	MXN	60,525,846
Government of Poland,
5.75%, 4/25/14	Poland	220,400,000		PLN	70,417,017
5.50%, 4/25/15	Poland	31,255,000		PLN	10,228,585
6.25%, 10/24/15	Poland	70,991,000		PLN	23,706,840
5.00%, 4/25/16	Poland	11,250,000		PLN	3,698,978
5.75%, 9/23/22	Poland	23,880,000		PLN	8,137,052
[f] FRN, 2.72%, 1/25/17	Poland	7,098,000		PLN	2,243,406
[f] FRN, 2.72%, 1/25/21	Poland	7,201,000		PLN	2,226,607
Strip, 7/25/14	Poland	3,190,000		PLN	1,001,076
Strip, 7/25/15	Poland	38,982,000		PLN	11,842,904
Strip, 1/25/16	Poland	67,525,000		PLN	20,130,767

Franklin Strategic Series
Statement of Investments, January 31, 2014 (unaudited) (continued)
[d]Government of Serbia, senior note, 144A,
4.875%, 2/25/20	Serbia	29,400,000			28,021,875
7.25%, 9/28/21	Serbia	16,990,000			17,923,261
Government of Singapore,
senior bond, 0.25%, 2/01/14	Singapore	19,950,000		SGD	15,626,224
senior note, 3.625%, 7/01/14	Singapore	21,250,000		SGD	16,862,866
Government of Sri Lanka,
A, 7.00%, 3/01/14	Sri Lanka	21,070,000		LKR	161,132
A, 11.25%, 7/15/14	Sri Lanka	528,200,000		LKR	4,108,709
A, 11.75%, 3/15/15	Sri Lanka	3,490,000		LKR	27,848
A, 6.50%, 7/15/15	Sri Lanka	86,940,000		LKR	653,476
A, 11.00%, 8/01/15	Sri Lanka	601,300,000		LKR	4,793,867
A, 6.40%, 8/01/16	Sri Lanka	48,100,000		LKR	352,589
A, 8.00%, 11/15/18	Sri Lanka	198,900,000		LKR	1,462,276
A, 9.00%, 5/01/21	Sri Lanka	220,720,000		LKR	1,627,428
B, 11.75%, 4/01/14	Sri Lanka	33,370,000		LKR	256,923
B, 6.60%, 6/01/14	Sri Lanka	24,400,000		LKR	186,214
B, 6.40%, 10/01/16	Sri Lanka	45,400,000		LKR	330,906
B, 8.50%, 7/15/18	Sri Lanka	54,290,000		LKR	407,235
C, 8.50%, 4/01/18	Sri Lanka	24,240,000		LKR	182,119
D, 8.50%, 6/01/18	Sri Lanka	162,140,000		LKR	1,221,029
Government of Sweden, 6.75%, 5/05/14	Sweden	1,020,860,000		SEK	158,221,260
Government of the Philippines,
senior bond, 7.00%, 1/27/16	Philippines	154,290,000		PHP	3,627,598
senior bond, 9.125%, 9/04/16	Philippines	41,860,000		PHP	1,040,164
senior note, 1.625%, 4/25/16	Philippines	17,450,000		PHP	377,379
[d]Government of Ukraine,
144A, 9.25%, 7/24/17	Ukraine	720,000			680,177
144A, 7.75%, 9/23/20	Ukraine	25,000,000			21,625,000
senior bond, 144A, 7.80%, 11/28/22	Ukraine	26,860,000			22,931,725
senior note, 144A, 6.75%, 11/14/17	Ukraine	900,000			789,188
senior note, 144A, 7.95%, 2/23/21	Ukraine	13,970,000			12,101,513
senior note, 144A, 7.50%, 4/17/23	Ukraine	24,915,000			21,302,325
[l]Government of Uruguay, senior bond, Index Linked, 4.375%, 12/15/28	Uruguay	1,607,162,152		UYU	71,129,142
[d]Government of Vietnam, 144A, 6.75%, 1/29/20	Vietnam	8,000,000			8,650,000
Korea Monetary Stabilization Bond,
senior bond, 3.47%, 2/02/14	South Korea	9,062,470,000		KRW	8,381,010
senior bond, 3.59%, 4/02/14	South Korea	13,319,080,000		KRW	12,336,842
senior bond, 2.47%, 4/02/15	South Korea	50,088,400,000		KRW	46,203,979
senior bond, 2.80%, 8/02/15	South Korea	29,565,730,000		KRW	27,365,916
senior bond, 2.81%, 10/02/15	South Korea	1,911,000,000		KRW	1,769,842
senior note, 3.28%, 6/02/14	South Korea	15,790,650,000		KRW	14,634,670
senior note, 2.57%, 6/09/14	South Korea	2,979,000,000		KRW	2,754,609
senior note, 2.82%, 8/02/14	South Korea	4,726,000,000		KRW	4,374,869
senior note, 2.78%, 10/02/14	South Korea	18,849,700,000		KRW	17,448,214
senior note, 2.84%, 12/02/14	South Korea	9,106,970,000		KRW	8,433,971
senior note, 2.74%, 2/02/15	South Korea	6,249,720,000		KRW	5,783,507
senior note, 2.76%, 6/02/15	South Korea	31,746,600,000		KRW	29,381,348
Korea Treasury Bond,
senior bond, 3.50%, 6/10/14	South Korea	23,735,250,000		KRW	22,016,640
senior note, 3.25%, 12/10/14	South Korea	7,058,110,000		KRW	6,560,170
senior note, 3.25%, 6/10/15	South Korea	7,137,850,000		KRW	6,648,166
senior note, 2.75%, 12/10/15	South Korea	19,650,740,000		KRW	18,165,417
senior note, 3.00%, 12/10/16	South Korea	50,000,000,000		KRW	46,409,400
Nota Do Tesouro Nacional,
10.00%, 1/01/17	Brazil	65,850 [m] BRL			25,490,855
[n] Index Linked, 6.00%, 5/15/15	Brazil	16,430	[m]	BRL	16,232,961
[n] Index Linked, 6.00%, 8/15/16	Brazil	4,799	[m]	BRL	4,666,102
[n] Index Linked, 6.00%, 8/15/18	Brazil	4,550	[m]	BRL	4,345,971
Republic of Hungary, senior note, 5.75%, 11/22/23	Hungary	5,000,000			4,959,375
[d]Russia Foreign Bond, senior bond, 144A, 7.50%, 3/31/30	Russia	16,836,820			19,425,902
Uruguay Notas del Tesoro,
10.50%, 3/21/15	Uruguay	80,790,000		UYU	3,467,529
10.25%, 8/22/15	Uruguay	395,600,000		UYU	16,778,403
9.50%, 1/27/16	Uruguay	50,700,000		UYU	2,076,534

Franklin Strategic Series
Statement of Investments, January 31, 2014 (unaudited) (continued)
[l] 18, Index Linked, 2.25%, 8/23/17	Uruguay	108,292,608	UYU	4,377,591
[l] Index Linked, 4.00%, 6/14/15	Uruguay	130,968,077	UYU	5,717,025
Uruguay Treasury Bill, Strip,
7/02/15	Uruguay	3,560,000	UYU	132,384
8/20/15	Uruguay	445,261,000	UYU	16,295,299
[o]Uruguay Treasury Bills, 8/29/14	Uruguay	91,376,000	UYU	3,787,525
Total Foreign Government and Agency Securities (Cost $1,632,505,711)				1,598,779,692
U.S. Government and Agency Securities 1.8%
U.S. Treasury Bond,
4.50%, 2/15/16	United States	10,000,000		10,844,920
4.50%, 5/15/17	United States	8,000,000		8,947,816
7.125%, 2/15/23	United States	3,000,000		4,139,532
6.25%, 8/15/23	United States	4,000,000		5,264,532
6.875%, 8/15/25	United States	1,000,000		1,401,953
5.25%, 2/15/29	United States	1,750,000		2,190,645
U.S. Treasury Note,
4.25%, 11/15/14	United States	700,000		722,449
2.375%, 3/31/16	United States	24,000,000		25,023,744
4.75%, 8/15/17	United States	7,000,000		7,931,056
3.875%, 5/15/18	United States	22,000,000		24,431,176
3.75%, 11/15/18	United States	39,000,000		43,218,396
[l] Index Linked, 0.125%, 4/15/16	United States	9,503,744		9,803,331
[l] Index Linked, 0.625%, 7/15/21	United States	10,341,665		10,769,065
Total U.S. Government and Agency Securities (Cost $149,574,504)				154,688,615
Asset-Backed Securities and Commercial Mortgage-Backed
Securities 5.3%
Banks 3.7%
Banc of America Commercial Mortgage Trust, 2006-4, AJ, 5.695%, 7/10/46	United States	24,537,000		25,772,131
Bear Stearns Commercial Mortgage Securities Inc.,
[f] 2006-PW11, AJ, FRN, 5.44%, 3/11/39	United States	19,604,000		20,551,363
[f] 2006-PW12, AJ, FRN, 5.75%, 9/11/38	United States	20,666,000		21,502,777
2006-PW13, AJ, 5.611%, 9/11/41	United States	30,225,000		31,044,234
[f] 2007-PW16, AM, FRN, 5.706%, 6/11/40	United States	4,680,000		5,263,542
Bear Stearns Commercial Mortgage Securities Trust, 2007-PW15, A4, 5.331%, 2/11/44	United States	1,537,303		1,673,871
Citigroup Commercial Mortgage Trust,
2006-C5, AJ, 5.482%, 10/15/49	United States	23,850,000		23,648,181
[f] 2007-C6, AM, FRN, 5.706%, 6/10/17	United States	25,650,000		28,517,516
[f]Citigroup/Deutsche Bank Commercial Mortgage Trust, 2006-CD3, AJ, FRN, 5.688%,
10/15/48	United States	21,795,000		20,673,750
Countrywide Asset-Backed Certificates, 2005-11, AF4, 5.099%, 3/25/34	United States	2,800,000		2,331,120
Greenwich Capital Commercial Funding Corp.,
2005-GG5, A5, 5.224%, 4/10/37	United States	8,320,000		8,765,449
[f] 2006-GG7, AJ, FRN, 5.82%, 7/10/38	United States	24,320,000		25,187,920
2007-GG9, A4, 5.444%, 3/10/39	United States	12,365,000		13,661,656
2007-GG9, AM, 5.475%, 3/10/39	United States	6,165,000		6,617,218
JPMorgan Chase Commercial Mortgage Securities Corp.,
2006-CB17, AM, 5.464%, 12/12/43	United States	6,840,000		7,159,821
[f] 2006-LDP7, AJ, FRN, 5.873%, 4/15/45	United States	15,080,000		15,300,266
[f]LB-UBS Commercial Mortgage Trust, 2006-C4, AM, FRN, 5.857%, 6/15/38	United States	9,280,000		10,218,078
[f]Merrill Lynch Mortgage Trust, 2005-CKI1, AJ, FRN, 5.282%, 11/12/37	United States	2,875,000		3,042,009
[f]Morgan Stanley Capital I Trust,
2006-HQ8, AJ, FRN, 5.497%, 3/12/44	United States	7,045,000		7,252,112
2007-IQ16, AM, FRN, 6.099%, 12/12/49	United States	11,777,000		13,369,480
2007-IQ16, AMA, FRN, 6.095%, 12/12/49	United States	12,415,000		13,996,448
Wells Fargo Mortgage Backed Securities Trust,
[f] 2004-W, A9, FRN, 2.615%, 11/25/34	United States	4,315,073		4,475,067
2007-3, 3A1, 5.50%, 4/25/37	United States	1,681,064		1,736,495
				311,760,504
Diversified Financials 1.6%
[d,f]ARES CLO Funds, 2007-12A, B, 144A, FRN, 1.238%, 11/25/20	United States	3,840,000		3,724,800
[d,f]Atrium CDO Corp., 10A, C, 144A, FRN, 2.837%, 7/16/25	United States	13,950,000		13,518,441
[d,f]Catamaran CLO Ltd., 2013-1A, C, 144A, FRN, 2.839%, 1/27/25	Cayman Islands	11,250,000		10,812,726
[d,f]Cent CDO Ltd., 2007-15A, A2B, 144A, FRN, 0.583%, 3/11/21	United States	3,881,000		3,619,290

Franklin Strategic Series
Statement of Investments, January 31, 2014 (unaudited) (continued)
[d,f]Cent CLO LP, 2013-17A, D, 144A, FRN, 3.236%, 1/30/25	Cayman Islands	7,450,980		7,370,759
[d,f]CIFC Funding Ltd., 2007-3A, A1J, 144A, FRN, 0.639%, 7/26/21	United States	5,130,000		4,885,299
[d,f]Columbus Nova CLO Ltd., 2007-2A, A2, 144A, FRN, 1.239%, 10/15/21	United States	2,680,000		2,604,915
[d,f]CT CDO IV Ltd., 2006-4A, A1, 144A, FRN, 0.467%, 10/20/43	United States	11,937,987		11,384,363
[d]G-Force LLC, 2005-RRA, C, 144A, 5.20%, 8/22/36	United States	11,144,000		10,359,462
[d,f]Gleneagles CLO Ltd., 2005-1A, A2, 144A, FRN, 0.642%, 11/01/17	United States	8,002,000		7,797,316
[d,f]ING Investment Management CLO Ltd.,
2013-1A, B, 144A, FRN, 3.139%, 4/15/24	Cayman Islands	2,740,000		2,694,354
2013-1A, C, 144A, FRN, 3.739%, 4/15/24	Cayman Islands	4,440,000		4,378,619
2013-2A, B, 144A, FRN, 2.919%, 4/25/25	United States	10,770,000		10,622,255
[d,f]Newcastle CDO Ltd., 2004-5A, 1, 144A, FRN, 0.588%, 12/24/39	United States	7,980,008		7,640,459
Residential Asset Securities Corp., 2004-KS1, AI4, 4.213%, 4/25/32	United States	83,256		83,231
[f,p]Talisman 6 Finance, Reg S, FRN, 0.462%, 10/22/16	Ireland	14,216,013	EUR	18,287,058
[d,f]Westchester CLO Ltd., 2007-1A, A1A, 144A, FRN, 0.467%, 8/01/22	United States	13,563,100		13,212,950
				132,996,297
Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $426,276,150)				444,756,801
Mortgage-Backed Securities 4.8%
[f]Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%†
FHLMC, 2.459%, 1/01/33	United States	142,475		150,318
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.7%
FHLMC Gold 15 Year, 4.50%, 10/01/18 - 9/01/19	United States	1,029,594		1,100,429
FHLMC Gold 15 Year, 5.00%, 12/01/17 - 7/01/22	United States	1,305,828		1,405,189
FHLMC Gold 15 Year, 5.50%, 7/01/17 - 2/01/19	United States	158,287		169,468
FHLMC Gold 30 Year, 3.00%, 11/01/42 - 4/01/43	United States	31,148,973		30,314,537
FHLMC Gold 30 Year, 3.50%, 4/01/42 - 5/01/43	United States	4,254,306		4,312,749
FHLMC Gold 30 Year, 4.00%, 9/01/40 - 1/01/41	United States	14,525,024		15,209,489
FHLMC Gold 30 Year, 4.50%, 10/01/40	United States	526,882		564,882
FHLMC Gold 30 Year, 5.00%, 5/01/27 - 2/01/38	United States	4,456,676		4,871,476
FHLMC Gold 30 Year, 5.50%, 6/01/33 - 6/01/36	United States	2,839,863		3,141,476
FHLMC Gold 30 Year, 6.00%, 6/01/33 - 6/01/37	United States	1,208,662		1,340,848
FHLMC Gold 30 Year, 6.50%, 10/01/21 - 6/01/36	United States	666,499		762,902
FHLMC Gold 30 Year, 7.00%, 9/01/21 - 8/01/32	United States	64,266		69,954
FHLMC Gold 30 Year, 7.50%, 1/01/26 - 1/01/31	United States	13,782		15,419
FHLMC Gold 30 Year, 8.00%, 11/01/25 - 1/01/26	United States	293		309
FHLMC Gold 30 Year, 9.00%, 12/01/24	United States	172		201
				63,279,328
[f]Federal National Mortgage Association (FNMA) Adjustable Rate 0.0%†
FNMA, 2.31% - 2.33%, 4/01/20 - 12/01/34	United States	451,042		477,018
Federal National Mortgage Association (FNMA) Fixed Rate 3.8%
FNMA 15 Year, 2.50%, 7/01/27	United States	724,526		730,680
FNMA 15 Year, 3.00%, 11/01/26 - 8/01/28	United States	77,221,109		79,951,365
FNMA 15 Year, 3.00%, 8/01/28 - 9/01/28	United States	23,885,925		24,727,998
FNMA 15 Year, 3.50%, 1/01/26	United States	491,285		519,208
FNMA 15 Year, 4.50%, 3/01/20	United States	206,272		221,456
FNMA 15 Year, 5.00%, 1/01/18 - 6/01/18	United States	257,929		276,571
FNMA 15 Year, 5.50%, 3/01/14 - 4/01/22	United States	2,898,843		3,118,531
FNMA 15 Year, 6.00%, 7/01/16 - 10/01/16	United States	11,896		12,287
FNMA 15 Year, 7.50%, 10/01/14	United States	207		208
FNMA 30 Year, 3.00%, 1/01/28 - 5/01/43	United States	52,020,988		50,814,742
FNMA 30 Year, 3.50%, 5/01/43	United States	19,654,782		19,996,501
FNMA 30 Year, 4.00%, 11/01/40 - 8/01/43	United States	24,906,469		26,150,503
FNMA 30 Year, 4.00%, 5/01/42	United States	76,322,703		80,023,572
FNMA 30 Year, 4.50%, 3/01/28 - 2/01/41	United States	1,375,639		1,477,277
FNMA 30 Year, 5.00%, 9/01/23 - 1/01/42	United States	15,068,810		16,544,645
FNMA 30 Year, 5.50%, 9/01/33 - 7/01/38	United States	6,164,738		6,809,026
FNMA 30 Year, 6.00%, 6/01/34 - 5/01/38	United States	6,948,829		7,722,066
FNMA 30 Year, 6.50%, 3/01/28 - 10/01/37	United States	1,489,179		1,663,058
FNMA 30 Year, 7.50%, 10/01/29	United States	13,176		15,176
FNMA 30 Year, 8.00%, 1/01/25 - 5/01/26	United States	6,876		8,048
FNMA 30 Year, 8.50%, 7/01/25	United States	599		625
				320,783,543
Government National Mortgage Association (GNMA) Fixed Rate 0.3%
GNMA I SF 30 Year, 5.00%, 6/15/34 - 7/15/34	United States	389,791		432,211

Franklin Strategic Series
Statement of Investments, January 31, 2014 (unaudited) (continued)
GNMA I SF 30 Year, 5.50%, 2/15/33 - 6/15/36	United States	1,061,159	1,182,331
GNMA I SF 30 Year, 6.00%, 8/15/36	United States	117,860	135,108
GNMA I SF 30 Year, 6.50%, 12/15/28 - 3/15/32	United States	114,265	128,670
GNMA I SF 30 Year, 7.00%, 11/15/27 - 5/15/28	United States	33,694	37,674
GNMA I SF 30 Year, 7.50%, 9/15/23 - 5/15/27	United States	4,603	5,240
GNMA I SF 30 Year, 8.00%, 2/15/25 - 9/15/27	United States	6,927	7,940
GNMA I SF 30 Year, 8.50%, 8/15/24	United States	94	109
GNMA I SF 30 Year, 9.00%, 1/15/25	United States	368	371
GNMA I SF 30 Year, 9.50%, 6/15/25	United States	600	604
GNMA II SF 30 Year, 3.50%, 4/20/42	United States	20,325,082	20,973,902
GNMA II SF 30 Year, 5.00%, 9/20/33 - 11/20/33	United States	596,044	660,344
GNMA II SF 30 Year, 5.50%, 6/20/34	United States	298,053	337,244
GNMA II SF 30 Year, 6.00%, 11/20/34	United States	259,968	297,444
GNMA II SF 30 Year, 6.50%, 7/20/28 - 12/20/31	United States	137,667	159,713
GNMA II SF 30 Year, 7.50%, 8/20/16 - 4/20/32	United States	39,311	44,235
			24,403,140
Total Mortgage-Backed Securities (Cost $411,120,556)			409,093,347
Municipal Bonds 5.9%
Arkansas State GO, Four-Lane Highway Construction and Improvement Bonds, 3.25%,
6/15/22	United States	16,000,000	16,616,160
California State GO,
Build America Bonds, Various Purpose, 7.625%, 3/01/40	United States	6,200,000	8,635,856
Various Purpose, 6.00%, 4/01/38	United States	10,000,000	11,391,900
Various Purpose, 6.00%, 11/01/39	United States	1,000,000	1,159,890
Various Purpose, 5.25%, 11/01/40	United States	3,375,000	3,684,285
Various Purpose, 7.60%, 11/01/40	United States	15,000,000	21,113,100
Various Purpose, Refunding, 5.25%, 3/01/38	United States	7,220,000	7,594,646
Various Purpose, Refunding, 5.00%, 4/01/38	United States	20,000,000	20,804,400
Various Purpose, Refunding, NATL Insured, 4.50%, 12/01/32	United States	1,815,000	1,833,586
Various Purpose, Refunding, Series 1, AGMC Insured, 4.75%, 9/01/31	United States	1,755,000	1,822,322
Colorado State ISD, GO, Mitchell and Scurry Counties, Unlimited Tax School Building,
PSF Guarantee, 5.00%, 8/15/43	United States	3,105,000	3,315,954
Evanville Local Public Improvement Bond Bank Revenue, Sewer Works Project, Series
A, 5.00%, 7/01/36	United States	6,320,000	6,715,505
Florida Hurricane Catastrophe Fund Finance Corp. Revenue, Series A, 2.995%, 7/01/20	United States	30,000,000	29,484,600
Hawaii State GO, Series EH, 5.00%, 8/01/30	United States	6,500,000	7,303,790
Illinois State GO,
5.877%, 3/01/19	United States	20,000,000	22,240,800
Build America Bonds, 7.35%, 7/01/35	United States	8,000,000	9,348,480
Kansas State Development Finance Authority Revenue, Wichita State University Union
Corp. Student Housing Project, Refunding, Series F-1,
5.25%, 6/01/38	United States	5,725,000	6,059,512
5.25%, 6/01/42	United States	5,800,000	6,101,658
5.00%, 6/01/46	United States	6,800,000	6,941,576
Marco Island Utility System Revenue, Refunding, 4.625%,
10/01/30	United States	2,800,000	2,938,880
10/01/31	United States	2,500,000	2,605,700
Massachusetts State GO, Series A, 4.50%, 12/01/43	United States	18,300,000	18,455,184
Metropolitan Boston Transit Parking Corp. Systemwide Parking Revenue, senior lien,
5.00%, 7/01/41	United States	4,250,000	4,442,312
Minnesota State GO, Various Purpose, Refunding, Series F, 4.00%, 10/01/24	United States	21,400,000	23,539,786
Mississippi State GO, Series B, 5.00%, 12/01/31	United States	7,300,000	8,196,732
Nassau County GO, General Improvement Bonds, Series B, 5.00%,
4/01/39	United States	12,500,000	12,935,625
4/01/43	United States	13,000,000	13,315,900
New Jersey EDA Revenue, School Facilities Construction, Refunding, Series NN,
5.00%, 3/01/30	United States	5,200,000	5,567,692
New York City HDC Revenue, Series B1, 5.00%, 7/01/33	United States	3,500,000	3,707,200
New York City Municipal Water Finance Authority Water and Sewer System Revenue,
Second General Resolution, Fiscal 2014, Refunding, Series BB, 5.00%, 6/15/46	United States	22,685,000	23,683,594
New York GO, Sub. Series G-1, 5.00%, 4/01/27	United States	14,000,000	15,488,620
New York State Urban Development Corp. Revenue, State Personal Income Tax,
General Purpose, Series C, 5.00%, 3/15/29	United States	19,500,000	21,684,000

Franklin Strategic Series
Statement of Investments, January 31, 2014 (unaudited) (continued)
Puerto Rico Electric Power Authority Power Revenue,
Series A, 6.75%, 7/01/36	United States	30,900,000			22,299,294
Series XX, 5.25%, 7/01/40	United States	1,300,000			746,070
Puerto Rico Sales Tax FICO Sales Tax Revenue,
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 8/01/46	United States	6,000,000			662,220
first subordinate, Series A, 5.75%, 8/01/37	United States	7,000,000			5,173,420
first subordinate, Series A, 6.50%, 8/01/44	United States	18,300,000			14,497,260
Refunding, Series A, NATL RE, FGIC Insured, zero cpn., 8/01/45	United States	25,700,000			3,035,684
Refunding, Series B, 6.05%, 8/01/37	United States	9,150,000			7,313,503
Refunding, Series B, 6.05%, 8/01/38	United States	11,230,000			8,914,486
Red River Education Financing Corp. Education Revenue, Higher Education, Texas
Christian University, 5.00%, 3/15/43	United States	4,900,000			5,114,767
South Carolina State Public Service Authority Revenue, Refunding, Series B, 5.00%,
12/01/38	United States	7,200,000			7,442,352
University of California Revenues, General, Series AK, 5.00%, 5/15/48	United States	44,325,000			52,480,800
Washington State GO, Various Purpose,
Refunding, Series R-C, 5.00%, 7/01/24	United States	8,385,000			9,847,847
Series D, 5.00%, 2/01/23	United States	7,400,000			8,633,062
Total Municipal Bonds (Cost $479,716,964)					494,890,010
Total Investments before Short Term Investments (Cost $7,309,357,195)					7,491,313,607
Short Term Investments 8.8%
Foreign Government and Agency Securities 3.4%
[o]Bank of Negara Monetary Notes, 2/06/14 - 11/06/14	Malaysia	244,700,000		MYR	72,412,001
Government of Canada,
1.00%, 2/01/14	Canada	4,773,000		CAD	4,287,254
2.00%, 3/01/14	Canada	3,656,000		CAD	3,286,591
0.75%, 5/01/14	Canada	9,930,000		CAD	8,918,153
[o]Hungary Treasury Bills, 3/05/14 - 6/25/14	Hungary	3,394,370,000		HUF	14,626,304
Korea Monetary Stabilization Bond, senior bond,
2.55%, 5/09/14	South Korea	6,495,900,000		KRW	6,006,805
2.72%, 9/09/14	South Korea	2,944,000,000		KRW	2,723,977
[o]Malaysia Treasury Bills, 5/30/14	Malaysia	2,600,000		MYR	769,628
[o]Mexico Treasury Bills, 3/20/14 - 4/30/14	Mexico	15,764,300	[q]	MXN	11,704,875
[o]Monetary Authority of Singapore Treasury Bills, 2/03/14	Singapore	12,400,000		SGD	9,712,540
[o]Philippine Treasury Bills, 2/05/14 - 11/05/14	Philippines	3,186,970,000		PHP	69,835,592
[o]Singapore Treasury Bills, 2/07/14 - 5/30/14	Singapore	103,798,000		SGD	81,259,603
[o]Uruguay Treasury Bills, 5/16/14	Uruguay	21,500,000		UYU	927,661
Total Foreign Government and Agency Securities (Cost $298,611,015)					286,470,984
Total Investments before Money Market Funds (Cost $7,607,968,210)					7,777,784,591
		Shares
Money Market Funds (Cost $454,280,420) 5.4%
[a,r]Institutional Fiduciary Trust Money Market Portfolio	United States	454,280,420			454,280,420
Total Investments (Cost $8,062,248,630) 97.4%					8,232,065,011

Other Assets, less Liabilities 2.6%					219,441,471
Net Assets 100.0%					$8,451,506,482

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bThe security is owned by FT Holdings Corporation II, a wholly-owned subsidiary of the Fund. See Note 8.
cAt January 31, 2014, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund may be restricted from trading these securities for a limited or extended period of time due to ownership limits and/or potential possession of material non-public information.
dSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
January 31, 2014, the aggregate value of these securities was $1,654,481,447, representing 19.58% of net assets.
ePerpetual security with no stated maturity date.

Franklin Strategic Series
Statement of Investments, January 31, 2014 (unaudited) (continued)
fThe coupon rate shown represents the rate at period end.
gA portion or all of the security purchased on a when-issued or delayed delivery basis.
hIncome may be received in additional securities and/or cash.
iSecurity has been deemed illiquid because it may not be able to be sold within seven days. At January 31, 2014, the aggregate value of these securities was $1,130,238, representing 0.01% of net assets.
jDefaulted security or security for which income has been deemed uncollectible.
kPrincipal amount is stated in 100 Mexican Peso Units.
lPrincipal amount of security is adjusted for inflation.
mPrincipal amount is stated in 1000 Brazilian Real Units.
nRedemption price at maturity is adjusted for inflation.
oThe security is traded on a discount basis with no stated coupon rate.
pSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2014, the value of this security was
$18,287,058, representing 0.22% of net assets.
qPrincipal amount is stated in 10 Mexican Peso Units.
rThe Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

At January 31, 2014, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
Indian Rupee	HSBC	Buy	810,750,000	$12,903,868	2/05/14	$13,192	$-
Indian Rupee	HSBC	Sell	810,750,000	12,961,631	2/05/14	44,571	-
Euro	DBAB	Buy	14,788,625	19,970,559	2/06/14	-	(24,374)
Euro	DBAB	Sell	14,788,625	19,924,714	2/06/14	-	(21,471)
Chilean Peso	DBAB	Buy	2,030,000,000	4,110,976	2/07/14	-	(459,191)
Chilean Peso	BZWS	Buy	2,082,200,000	3,942,067	2/10/14	-	(197,743)
Indian Rupee	DBAB	Buy	14,842,000	233,889	2/10/14	2,273	-
Indian Rupee	HSBC	Buy	513,580,000	8,093,929	2/10/14	78,024	-
Euro	DBAB	Sell	3,967,734	5,324,422	2/11/14	-	(27,073)
Indian Rupee	HSBC	Buy	16,031,000	249,155	2/12/14	5,795	-
Japanese Yen	HSBC	Sell	514,820,000	5,534,985	2/12/14	496,100	-
Japanese Yen	JPHQ	Sell	514,551,000	5,535,003	2/12/14	498,751	-
Indian Rupee	HSBC	Buy	40,470,000	622,276	2/13/14	21,176	-
Indian Rupee	JPHQ	Buy	71,085,000	1,093,691	2/13/14	36,523	-
Japanese Yen	CITI	Sell	681,970,000	7,380,029	2/13/14	705,106	-
Japanese Yen	JPHQ	Sell	341,500,000	3,690,017	2/13/14	347,515	-
Euro	UBSW	Sell	6,497,000	8,714,426	2/13/14	-	(48,428)
Indian Rupee	DBAB	Buy	40,697,000	620,812	2/18/14	25,419	-
Japanese Yen	GSCO	Sell	413,700,000	4,444,564	2/18/14	395,298	-
Japanese Yen	JPHQ	Sell	341,660,000	3,689,952	2/18/14	345,808	-
Japanese Yen	CITI	Sell	340,580,000	3,689,984	2/19/14	356,396	-
Japanese Yen	GSCO	Sell	342,050,000	3,689,999	2/19/14	342,023	-
Indian Rupee	DBAB	Buy	37,071,000	575,950	2/20/14	12,401	-
Euro	BZWS	Sell	5,503,000	7,345,625	2/20/14	-	(76,580)
Euro	DBAB	Buy	11,080,000	15,012,292	2/25/14	-	(68,059)
Japanese Yen	BZWS	Sell	170,800,000	1,845,010	2/25/14	173,179	-
Euro	DBAB	Sell	11,080,000	14,651,860	2/25/14	-	(292,374)

Franklin Strategic Series
Statement of Investments, January 31, 2014 (unaudited) (continued)
Indian Rupee	DBAB	Buy	30,088,000	469,443	2/26/14	7,347	-
Euro	BZWS	Sell	10,320,159	13,758,447	2/26/14	-	(160,948)
Japanese Yen	UBSW	Sell	110,527,000	1,122,557	2/26/14	40,688	-
Euro	UBSW	Sell	15,984,655	21,361,093	2/26/14	-	(198,335)
Singapore Dollar	DBAB	Buy	3,355,500	2,623,944	2/27/14	4,325	-
Japanese Yen	BZWS	Sell	765,170,000	8,217,902	2/27/14	728,167	-
Euro	BZWS	Sell	4,270,934	5,704,891	2/27/14	-	(55,566)
Japanese Yen	DBAB	Sell	114,235,000	1,247,999	2/27/14	129,830	-
Indian Rupee	DBAB	Buy	46,286,000	724,385	2/28/14	8,712	-
Indian Rupee	JPHQ	Buy	202,327,000	3,162,157	2/28/14	42,380	-
Singapore Dollar	DBAB	Buy	2,581,000	2,049,055	2/28/14	4,418	(31,847)
Euro	UBSW	Sell	2,950,776	3,951,856	2/28/14	-	(28,028)
Indian Rupee	CITI	Buy	116,369,000	1,797,760	3/03/14	43,992	-
Euro	DBAB	Sell	32,889,819	43,274,779	3/03/14	-	(1,085,684)
Japanese Yen	JPHQ	Sell	286,100,000	3,146,169	3/03/14	345,674	-
Euro	UBSW	Sell	7,337,000	9,628,712	3/03/14	-	(267,138)
Japanese Yen	DBAB	Sell	1,262,100,000	13,718,031	3/04/14	1,363,875	-
Japanese Yen	HSBC	Sell	286,000,000	3,141,131	3/04/14	341,600	-
Japanese Yen	UBSW	Sell	319,100,000	3,471,119	3/04/14	347,586	-
Euro	DBAB	Sell	8,600,000	11,234,180	3/05/14	-	(365,166)
Euro	DBAB	Sell	5,700,000	7,396,035	3/06/14	-	(291,908)
Euro	DBAB	Sell	13,164,834	17,094,590	3/17/14	-	(661,742)
Euro	DBAB	Sell	5,989,400	7,772,504	3/18/14	-	(305,823)
Singapore Dollar	DBAB	Buy	3,699,000	2,900,176	3/19/14	-	(2,825)
Singapore Dollar	HSBC	Buy	4,228,000	3,389,043	3/19/14	-	(77,337)
Singapore Dollar	JPHQ	Buy	2,638,000	2,058,943	3/19/14	7,348	-
Euro	JPHQ	Sell	1,796,800	2,354,257	3/19/14	-	(69,215)
Euro	DBAB	Buy	3,206,902	4,336,213	3/20/14	-	(10,832)
Euro	DBAB	Sell	19,515,107	25,320,563	3/20/14	-	(1,000,871)
Euro	JPHQ	Sell	2,995,000	3,893,470	3/20/14	-	(146,103)
Euro	JPHQ	Sell	2,995,000	3,875,635	3/21/14	-	(163,940)
Euro	JPHQ	Sell	2,995,000	3,890,131	3/24/14	-	(149,451)
Euro	JPHQ	Sell	2,396,000	3,101,874	3/25/14	-	(129,793)
Euro	DBAB	Sell	4,664,548	6,074,640	3/26/14	-	(216,792)
Japanese Yen	DBAB	Sell	468,900,000	5,000,000	3/27/14	409,544	-
Euro	DBAB	Sell	4,646,840	6,000,000	3/27/14	-	(267,553)
Euro	DBAB	Sell	1,426,335	1,839,145	3/31/14	-	(84,668)
Euro	DBAB	Sell	40,173,657	51,629,175	4/03/14	-	(2,556,371)
Euro	BZWS	Sell	667,313	858,865	4/07/14	-	(41,198)
Euro	DBAB	Sell	4,858,083	6,375,194	4/10/14	-	(177,340)
Chilean Peso	MSCO	Buy	464,940,000	950,506	4/14/14	-	(120,404)
Euro	DBAB	Sell	7,677,703	10,054,720	4/14/14	-	(300,920)
Euro	HSBC	Sell	711,759	931,643	4/16/14	-	(28,375)
Chilean Peso	MSCO	Buy	416,590,000	845,782	4/21/14	-	(102,562)
Euro	BZWS	Sell	657,799	866,308	4/22/14	-	(20,932)
Euro	DBAB	Sell	16,281,961	21,373,583	4/22/14	-	(587,559)
Euro	JPHQ	Sell	182,434	238,812	4/22/14	-	(7,255)
Euro	DBAB	Sell	2,578,396	3,379,504	4/23/14	-	(98,245)
Euro	BZWS	Sell	7,129,865	9,313,030	4/25/14	-	(303,768)
Euro	DBAB	Sell	908,953	1,187,093	4/25/14	-	(38,908)

Franklin Strategic Series
Statement of Investments, January 31, 2014 (unaudited) (continued)
Chilean Peso	JPHQ	Buy	937,202,000	1,886,667	4/28/14	-	(215,897)
British Pound Sterling	DBAB	Buy	1,284,637	1,980,653	4/29/14	129,880	-
British Pound Sterling	DBAB	Sell	1,284,637	1,992,600	4/29/14	-	(117,932)
Singapore Dollar	DBAB	Buy	20,972,900	16,951,222	4/30/14	-	(523,222)
Euro	BZWS	Sell	460,253	600,262	4/30/14	-	(20,532)
Euro	DBAB	Sell	7,182,252	9,484,970	4/30/14	-	(202,524)
Euro	DBAB	Sell	968,556	1,281,883	5/05/14	-	(24,525)
Euro	DBAB	Sell	3,815,920	5,000,000	5/06/14	-	(147,005)
Japanese Yen	DBAB	Sell	2,136,365,000	22,000,000	5/07/14	1,079,925	-
Euro	DBAB	Sell	2,526,241	3,322,490	5/07/14	-	(84,972)
British Pound Sterling	DBAB	Buy	1,888,931	2,921,459	5/09/14	181,623	-
Chilean Peso	DBAB	Buy	6,734,000,000	13,702,309	5/09/14	-	(1,711,189)
British Pound Sterling	DBAB	Sell	9,100,000	14,071,330	5/09/14	-	(877,887)
Euro	DBAB	Sell	6,100,000	8,007,775	5/09/14	-	(220,099)
Singapore Dollar	DBAB	Buy	17,302,320	14,062,582	5/12/14	-	(509,461)
Euro	DBAB	Sell	3,090,000	4,086,834	5/12/14	-	(81,080)
British Pound Sterling	DBAB	Buy	2,062,985	3,180,505	5/15/14	208,346	-
British Pound Sterling	DBAB	Sell	2,184,041	3,333,938	5/15/14	-	(253,769)
Euro	DBAB	Sell	2,050,692	2,647,854	5/19/14	-	(118,238)
Euro	JPHQ	Sell	855,033	1,105,481	5/23/14	-	(47,846)
Japanese Yen	DBAB	Sell	1,008,700,000	10,000,000	5/28/14	121,026	-
Euro	GSCO	Sell	800,000	1,031,480	5/30/14	-	(47,629)
Singapore Dollar	JPHQ	Buy	18,544,500	14,751,810	6/05/14	-	(225,052)
Euro	DBAB	Sell	3,488,331	4,539,365	6/05/14	-	(166,052)
Japanese Yen	BZWS	Sell	527,610,000	5,421,605	6/10/14	253,858	-
Japanese Yen	HSBC	Sell	561,900,000	5,808,833	6/10/14	305,228	-
Japanese Yen	JPHQ	Sell	381,050,000	3,872,599	6/10/14	140,354	-
Japanese Yen	DBAB	Sell	186,100,000	1,936,605	6/11/14	113,811	-
Japanese Yen	JPHQ	Sell	520,600,000	5,421,584	6/11/14	322,463	-
Japanese Yen	JPHQ	Sell	219,500,000	2,323,120	6/17/14	173,096	-
Singapore Dollar	DBAB	Buy	3,982,600	3,173,386	6/18/14	-	(53,561)
Chilean Peso	DBAB	Buy	2,426,750,000	4,721,304	6/19/14	-	(418,182)
Singapore Dollar	HSBC	Buy	3,182,000	2,527,403	6/20/14	-	(34,729)
Euro	DBAB	Sell	1,175,900	1,541,664	6/27/14	-	(44,577)
Japanese Yen	BZWS	Sell	1,772,250,000	18,214,286	6/30/14	853,384	-
Euro	UBSW	Sell	9,972,000	13,021,737	6/30/14	-	(430,162)
Japanese Yen	DBAB	Sell	1,175,148,000	12,000,000	7/01/14	488,211	-
British Pound Sterling	DBAB	Sell	825,578	1,230,359	7/07/14	-	(125,240)
British Pound Sterling	DBAB	Sell	992,188	1,480,741	7/09/14	-	(148,406)
Euro	DBAB	Sell	4,572,237	5,899,557	7/09/14	-	(268,347)
Chilean Peso	DBAB	Buy	432,000,000	816,249	7/10/14	-	(51,870)
Euro	DBAB	Sell	1,877,906	2,424,565	7/10/14	-	(108,718)
Euro	DBAB	Sell	4,880,504	6,294,386	7/11/14	-	(289,393)
Euro	DBAB	Sell	2,202,128	2,893,641	7/23/14	-	(77,090)
Euro	DBAB	Sell	4,253,562	5,632,142	7/25/14	-	(106,050)
Euro	BZWS	Sell	5,986,000	7,927,858	7/28/14	-	(147,494)
Euro	CITI	Sell	2,785,851	3,689,372	7/28/14	-	(68,852)
Euro	DBAB	Sell	11,104,766	14,717,702	7/29/14	-	(263,099)
British Pound Sterling	DBAB	Sell	846,924	1,289,526	7/30/14	-	(100,869)
Euro	DBAB	Sell	16,505,750	21,903,608	8/01/14	-	(363,534)

Franklin Strategic Series
Statement of Investments, January 31, 2014 (unaudited) (continued)
Euro	JPHQ	Sell	3,379,556	4,470,148	8/06/14	-	(89,126)
Euro	CITI	Sell	1,324,074	1,762,740	8/08/14	-	(23,547)
Chilean Peso	BZWS	Buy	2,082,200,000	3,869,901	8/11/14	-	(197,504)
Chilean Peso	JPHQ	Buy	1,352,200,000	2,536,723	8/11/14	-	(151,834)
Euro	CITI	Sell	384,312	512,090	8/11/14	-	(6,384)
Japanese Yen	DBAB	Sell	112,187,000	1,142,934	8/19/14	43,506	-
Chilean Peso	JPHQ	Buy	5,646,370,800	10,627,462	8/20/14	-	(677,677)
Japanese Yen	HSBC	Sell	208,867,000	2,153,268	8/20/14	106,359	-
Japanese Yen	JPHQ	Sell	151,946,000	1,563,029	8/20/14	73,948	-
Euro	JPHQ	Sell	9,800,000	13,100,591	8/21/14	-	(120,979)
Japanese Yen	BZWS	Sell	50,333,000	519,111	8/22/14	25,834	-
Euro	BZWS	Sell	2,935,231	3,934,941	8/25/14	-	(25,146)
Japanese Yen	CITI	Sell	100,563,000	1,035,222	8/25/14	49,648	-
Japanese Yen	DBAB	Sell	49,740,000	511,802	8/25/14	24,322	-
Japanese Yen	HSBC	Sell	99,826,000	1,025,002	8/25/14	46,652	-
Japanese Yen	BZWS	Sell	139,815,000	1,422,330	8/26/14	52,050	-
Euro	DBAB	Sell	2,214,428	2,958,476	8/26/14	-	(29,145)
Japanese Yen	JPHQ	Sell	100,349,000	1,020,829	8/26/14	37,342	-
Singapore Dollar	DBAB	Buy	3,355,500	2,624,971	8/27/14	3,901	-
Japanese Yen	DBAB	Sell	1,803,257,000	18,270,081	8/27/14	596,793	-
Euro	DBAB	Sell	3,473,733	4,655,845	8/27/14	-	(30,797)
Japanese Yen	HSBC	Sell	158,794,000	1,609,067	8/27/14	52,765	-
Japanese Yen	JPHQ	Sell	50,640,000	513,786	8/27/14	17,475	-
Euro	JPHQ	Sell	1,161,245	1,549,693	8/27/14	-	(17,019)
Euro	DBAB	Sell	14,050,998	18,789,304	8/28/14	-	(167,880)
Euro	DBAB	Sell	10,420,622	13,915,698	8/29/14	-	(143,536)
Japanese Yen	JPHQ	Sell	49,853,000	513,078	8/29/14	24,471	-
Euro	BZWS	Sell	742,104	991,451	9/19/14	-	(9,844)
Japanese Yen	DBAB	Sell	2,094,875,000	21,220,371	9/22/14	683,568	-
Euro	UBSW	Sell	10,201,937	13,635,909	9/22/14	-	(129,336)
Euro	DBAB	Sell	8,820,523	11,967,862	9/23/14	66,490	-
Euro	BZWS	Sell	1,894,260	2,564,373	9/24/14	8,475	-
Euro	DBAB	Sell	9,302,000	12,561,142	9/30/14	9,842	-
Japanese Yen	JPHQ	Sell	387,212,500	3,927,005	9/30/14	130,714	-
Euro	JPHQ	Sell	8,180,000	11,155,598	10/07/14	117,979	-
Euro	DBAB	Sell	835,443	1,133,613	10/08/14	6,311	-
Euro	BZWS	Sell	8,197,000	11,088,246	10/14/14	27,441	-
Euro	DBAB	Sell	7,975,252	10,783,977	10/15/14	22,358	-
Euro	DBAB	Sell	3,327,609	4,504,418	10/17/14	14,192	-
Malaysian Ringgit	JPHQ	Buy	2,290,000	707,861	10/20/14	-	(33,699)
Japanese Yen	DBAB	Sell	767,340,000	7,872,843	10/22/14	348,038	-
Euro	DBAB	Sell	444,306	608,668	10/22/14	9,119	-
Chilean Peso	CITI	Buy	1,510,671,000	2,899,560	10/24/14	-	(254,355)
Malaysian Ringgit	DBAB	Buy	30,637,000	9,513,119	10/24/14	-	(495,618)
Malaysian Ringgit	HSBC	Buy	20,429,388	6,309,261	10/24/14	-	(296,204)
Japanese Yen	JPHQ	Sell	993,630,000	10,133,033	10/24/14	388,950	-
Euro	BZWS	Sell	935,270	1,287,698	10/27/14	25,619	-
Euro	GSCO	Sell	9,398,000	12,967,360	10/29/14	285,338	-
Euro	DBAB	Sell	1,081,381	1,460,027	10/30/14	763	-
Euro	DBAB	Sell	5,905,773	8,155,932	10/31/14	186,386	-

Franklin Strategic Series

Statement of Investments, January 31, 2014 (unaudited) (continued)

Japanese Yen	BZWS	Sell	386,912,500	3,945,671	11/05/14	150,840	-
Euro	BZWS	Sell	2,275,342	3,077,173	11/05/14	6,646	-
Japanese Yen	JPHQ	Sell	1,081,080,000	11,036,085	11/05/14	432,871	-
Japanese Yen	DBAB	Sell	1,474,215,000	15,000,000	11/07/14	540,544	-
Euro	DBAB	Sell	5,072,000	6,866,727	11/10/14	22,022	-
Euro	JPHQ	Sell	1,674,559	2,232,924	11/12/14	-	(26,926)
Euro	DBAB	Sell	5,500,000	7,402,560	11/14/14	-	(19,862)
Japanese Yen	MSCO	Sell	39,600,000	398,535	11/14/14	10,093	-
Euro	DBAB	Sell	980,583	1,318,119	11/17/14	-	(5,225)
Malaysian Ringgit	DBAB	Buy	1,869,600	573,726	11/19/14	-	(24,179)
Malaysian Ringgit	HSBC	Buy	1,130,000	347,052	11/20/14	-	(14,919)
Euro	JPHQ	Sell	4,953,561	6,705,176	11/20/14	20,018	-
Chilean Peso	DBAB	Buy	2,000,000,000	3,694,809	11/28/14	-	(203,300)
Euro	DBAB	Sell	5,317,857	7,205,696	11/28/14	28,650	-
Euro	DBAB	Sell	5,240,000	7,098,418	12/04/14	26,266	-
Euro	DBAB	Sell	12,746,000	17,413,713	12/09/14	210,738	-
Euro	DBAB	Sell	7,400,000	10,154,650	12/11/14	166,959	-
Japanese Yen	JPHQ	Sell	1,055,280,000	10,306,425	12/12/14	-	(48,785)
Euro	JPHQ	Sell	774,000	1,066,205	12/12/14	21,542	-
Euro	CITI	Sell	10,316,000	14,161,495	12/17/14	237,755	-
Euro	DBAB	Sell	1,947,500	2,671,970	12/17/14	43,385	-
Euro	DBAB	Sell	2,275,872	3,129,526	12/18/14	57,717	-
Japanese Yen	DBAB	Sell	825,400,000	8,018,653	12/22/14	-	(81,866)
Malaysian Ringgit	DBAB	Buy	2,856,400	852,657	1/07/15	-	(15,176)
Indian Rupee	DBAB	Buy	2,360,750,000	35,214,051	1/09/15	-	(332,678)
Indian Rupee	HSBC	Buy	810,750,000	12,034,288	1/09/15	-	(55,013)
Euro	BZWS	Sell	2,962,111	4,016,919	1/09/15	18,495	-
British Pound Sterling	DBAB	Sell	1,072,503	1,752,256	1/09/15	-	(5,812)
Japanese Yen	DBAB	Sell	5,243,560,000	50,571,063	1/09/15	-	(901,708)
Euro	DBAB	Sell	77,249,613	105,151,305	1/09/15	875,426	-
Japanese Yen	HSBC	Sell	642,460,000	6,160,618	1/09/15	-	(146,012)
Euro	JPHQ	Sell	10,887,446	14,797,015	1/09/15	100,528	-
Euro	MSCO	Sell	2,920,000	3,989,508	1/09/15	47,929	-
Unrealized appreciation (depreciation)						18,601,314	(24,846,870)
Net unrealized appreciation
(depreciation)							$(6,245,556)

[a] May be comprised of multiple contracts using the same currency and settlement date.

Franklin Strategic Series
Statement of Investments, January 31, 2014 (unaudited) (continued)
At January 31, 2014, the Fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Swap Contracts
			Periodic		Upfront
	Counterpartya /	Notional	Payment Expiration		Premiums	Unrealized	Unrealized	Market
Description	Exchange	Amount[b]	Rate	Date	Paid (Received) Appreciation Depreciation			Value	Rating[c]
Centrally Cleared Swaps
Contracts to Sell Protection[d]
Traded Index
CDX.NA.HY.21	ICE	50,000,000	5.00%	12/20/18	$ 2,131,875	$ 1,138,614	$ -	$ 3,270,489	Non
									Investment
									Grade
Centrally Cleared Swaps unrealized appreciation (depreciation)						1,138,614	-

OTC Swaps
Contracts to Sell Protection[d]
Single Name
People's Republic of	JPHQ	72,250,000	1.00%	3/20/19	207,479	-	(109,030)	98,449	AA-
China
Republic of Brazil	FBCO	30,000,000	1.00%	3/20/19	(1,498,894)	-	(20,830)	(1,519,724)	BBB
Traded Index
CMBX.NA.AJ.2	FBCO	30,610,000	1.09%	3/15/49	(4,330,561)	925,093	-	(3,405,468)	Non
									Investment
									Grade
MCDX.NA.21	CITI	50,000,000	1.00%	12/20/18	(885,588)	-	(46,934)	(932,522)	Non
									Investment
									Grade
MCDX.NA.21	GSCO	100,000,000	1.00%	12/20/18	(1,772,576)	-	(92,468)	(1,865,044)	Non
									Investment
									Grade
OTC Swaps unrealized appreciation (depreciation)						925,093	(269,262)
Total Credit Default Swaps unrealized appreciation (depreciation)						2,063,707	(269,262)
Net unrealized appreciation (depreciation)						1,794,445

aPosting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives w ith the applicable counterparty exceeds the minimum transfer amount, w hich typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. The table below summarizes the cash and/or securities held as collateral for each applicable counterparty at period end.

Counterparty	Collateral Posted (Received)
CITI	$(820,829)
FBCO	3,120,000
GSCO	1,590,000
JPHQ	(1,285,900)
Total collateral	$3,889,171

bIn U.S. dollars unless otherw ise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association w ith the contracts.
cBased on Standard and Poor's (S&P) Rating for single name sw aps and internal ratings for index sw aps. Internal ratings based on mapping into equivalent ratings from external vendors.
dThe fund enters contracts to sell protection to create a long credit position. Performance triggers include default, bankruptcy or restructuring for single name sw aps and failure to pay or bankruptcy of the underlying securities for traded index sw aps.

Franklin Strategic Series

Statement of Investments, January 31, 2014 (unaudited) (continued)

ABBREVIATIONS

Counterparty

BZWS - Barclays Bank PLC
CITI - Citigroup, Inc.
DBAB - Deutsche Bank AG
FBCO - Credit Suisse Group AG
GSCO - The Goldman Sachs Group, Inc.
HSBC - HSBC Bank USA, N.A.
ICE - Intercontinental Exchange
JPHQ - JP Morgan Chase & Co.
MSCO - Morgan Stanley
UBSW - UBS AG

Currency

BRL - Brazilian Real
CAD - Canadian Dollar
EUR - Euro
GBP - British Pound
HUF - Hungarian Forint
IDR - Indonesian Rupiah
KRW - South Korean Won
LKR - Sri Lankan Rupee
MXN - Mexican Peso
MYR - Malaysian Ringgit
PHP - Philippine Peso
PLN - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar
UYU - Uruguayan Peso

Selected Portfolio

AGMC - Assured Guaranty Municipal Corp.
CDO - Collateralized Debt Obligation
CLO - Collateralized Loan Obligation
DIP - Debtor-In-Possession
EDA - Economic Development Authority
ETF - Exchange Traded Fund
FGIC - Financial Guaranty Insurance Co.
FICO - Financing Corp.
FRN - Floating Rate Note
GO - General Obligation
HDC - Housing Development Corp.
ISD - Independent School District
L/C - Letter of Credit
NATL - National Public Financial Guarantee Corp.
NATL RE - National Public Financial Guarantee Corp. Reinsured
PIK - Payment-In-Kind
PSF - Permanent School Fund
SF - Single Family
USD - Unified/Union School District

Franklin Strategic Series

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Strategic Series (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of nine funds (Funds). Effective September 6, 2013, the Trust began offering shares of the Franklin Global Government Bond Fund.

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds' calculate the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds and non-registered money market funds are valued at the closing net asset value.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the date that the values of the foreign debt securities are determined.

Certain derivative financial instruments (derivatives) trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

Also, when the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain funds invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Franklin Strategic Income Fund and the Franklin Global Government Bond Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the fund include failure of the fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the

ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the fund or the counterparty within a few business days. Collateral pledged and/or received by the fund, if any, is held in segregated accounts with the fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the fund’s investment objectives

At January 31, 2014, the Franklin Strategic Income Fund received $4,169,149 in United Kingdom Treasury Bonds and U.S. Treasury Notes as collateral for derivatives.

Certain funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

The Franklin Strategic Income Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (“OTC credit default swaps”) or may be executed in a multilateral trade facility platform, such as a registered exchange (“centrally cleared credit default swaps”). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, or a tranche of a credit index. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Payments received or paid to initiate a credit default swap contract represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments are amortized over the term of the contract as a realized gain or loss.

4. MORTGAGE DOLLAR ROLLS

The Franklin Strategic Income fund enters into mortgage dollar rolls, typically on a to be announced basis. Mortgage dollar rolls are agreements between the fund and a financial institution to simultaneously sell and repurchase mortgage-backed securities at a future date. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the fund upon entering into the mortgage dollar roll. In addition, the fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the fund is not entitled to principal and interest paid on the mortgage backed securities. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

5. INCOME TAXES

At January 31, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin
	Biotechnology	Franklin Flex Cap	Franklin Focused	Franklin Global	Franklin Growth
	Discovery Fund	Growth Fund	Core Equity Fund	Government Bond Fund	Opportunities Fund

Cost of investments	$998,877,241	$2,108,526,503	$37,664,527	$10,159,093	$630,713,347

Unrealized appreciation	$576,076,265	$1,304,159,307	$9,155,764	$191,672	$246,534,554
Unrealized depreciation	(49,504,821)	(19,659,420)	(221,816)	(74,491)	(7,592,080)
Net unrealized appreciation (depreciation)	$526,571,444	$1,284,499,887	$8,933,948	$117,181	$238,942,474

	Franklin Natural	Franklin Small Cap	Franklin Small-Mid	Franklin Strategic
	Resources Fund	Growth Fund	Cap Grow th Fund	Income Fund

Cost of investments	$648,943,279	$1,123,306,281	$2,322,095,145	$8,094,424,900

Unrealized appreciation	$206,916,924	$291,593,800	$1,430,767,366	$286,406,208
Unrealized depreciation	(94,324,216)	(22,677,699)	(28,380,388)	(148,766,097)
Net unrealized appreciation (depreciation)	$112,592,708	$268,916,101	$1,402,386,978	$137,640,111

6. RESTRICTED SECURITIES

At January 31, 2014, the following funds held investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 deemed to be liquid, as follows:

		Acquisition
Shares	Issuer	Dates	Cost	Value
Franklin Biotechnology Discovery Fund
1,128,271	FibroGen Inc., pfd., E (Value is 0.46% of Net Assets)	5/19/00	$5,065,937	$6,566,537

Franklin Flex Cap Grow th Fund
2,227,171	FibroGen Inc., pfd., E (Value is 0.39% of Net Assets)	5/19/00	$9,999,998	$12,962,135

Franklin Natural Resources Fund
199,375	Energy Coal Resources, 144A	11/16/05 - 5/05/06	$741,939	$-
29,847	Energy Coal Resources, 144A, pfd.	3/17/09	2,376,164	-
	Total Restricted Securities (Value is 0.00% of Net Assets)		$3,118,103	$-

7. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the funds for the nine months ended January 31, 2014, were as shown below.

	Number of			Number of	Value at
	Shares/Warrants			Shares/Warrants
	Held at Beginning	Gross	Gross	Held at End	End of	Investment	Realized Capital
Name of Issuer	of Period	Additions	Reductions	of Period	Period	Income	Gain (Loss)
Franklin Biotechnology Discovery Fund
Non-Controlled Affiliates
Heron Therapeutics Inc.[a]	16,588,800	2,711,400	18,335,190	965,010 b	$ - c	$ -	$ -
Heron Therapeutics Inc., w ts., 144A, 7/01/16.a	11,143,769	-	10,865,175	278,594 b	- c	-	-
Celsus Therapeutics PLC, ADR	-	2,898,174	2,608,357	289,817 b	2,579,371	-	-
Mast Therapeutics Inc.	-	5,453,500	100,000	5,353,500	4,662,899	-	42,198
Mast Therapeutics Inc., w ts., 6/14/18	-	4,544,600	-	4,544,600	1,090,704	-	-
Total Affiliated Securities (Value is 0.59% of Net Assets)					$ 8,332,974	$ -	$ 42,198
Franklin Small-Mid Cap Grow th Fund
Non-Controlled Affiliates
Stereotaxis Inc.	265,000	1,031,152	1,296,152	—	$ -	$ -	$(15,325,330)
Stereotaxis Inc., 144A	515,576	-	515,576	—	$ -	$ -	$(1,732,851)
Stereotaxis Inc., w ts., 144A, 5/07/18	515,576	-	515,576	—	$ -	$ -	$ -
Total Affiliated Securities (Value is 0.00% of Net Assets)					$ -	$ -	$(17,058,181)

aAP Pharma Inc. changed its name to Heron Therapeutics Inc.
bGross reduction w as the result of various corporate actions.
cAs of January 31, 2014, no longer an affiliate.

8. INVESTMENT IN FT HOLDINGS CORPORATION II (FT SUBSIDIARY)

The Franklin Strategic Income Fund invests in certain financial instruments, through its investment in the FT Subsidiary. The FT Subsidiary is a Delaware Corporation, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments consistent with the investment objective of the Fund. At January 31, 2014, the FT Subsidiary investment Turtle Bay Resort is reflected in the fund’s Statement of Investments.

9. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of January 31, 2014, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Franklin Biotechnology Discovery Fund
Assets:
Investments in Securities
Equity Investments:[a]
Biotechnology	$1,143,833,563	$2,989,442	$7,618,484		$1,154,441,489
Other Equity Investments[b]	147,146,540	-	-		147,146,540
Short Term Investments	131,514,410	92,346,246	-		223,860,656
Total Investments in Securities	$1,422,494,513	$95,335,688	$7,618,484		$1,525,448,685

Franklin Flex Cap Grow th Fund
Assets:
Investments in Securities:
Equity Investments[a]
Pharmaceuticals, Biotechnology & Life Sciences	$351,096,928	$-	$12,962,135		$364,059,063
Other Equity Investments[b]	2,913,885,493	-	-		2,913,885,493
Short Term Investments	78,641,995	36,439,839	-		115,081,834
Total Investments in Securities	$3,343,624,416	$36,439,839	$12,962,135		$3,393,026,390

Franklin Focused Core Equity Fund
Assets:
Investments in Securities:
Equity Investments[b]	$44,570,397	$-	$-		$44,570,397
Short Term Investments	2,028,078	-	-		2,028,078
Total Investments in Securities	$46,598,475	$-	$-		$46,598,475

Franklin Global Government Bond Fund
Assets:
Investments in Securities:
Foreign Government and Agency Securities	$-	$6,540,208	$-		$6,540,208
U.S. Government and Agency Securities	-	2,199,347	-		2,199,347
Short Term Investments	938,824	597,895	-		1,536,719
Total Investments in Securities	$938,824	$9,337,450	$-		$10,276,274

Forw ard Exchange Contracts	$-	$20,543	$-		$20,543

Franklin Grow th Opportunities Fund
Assets:
Investments in Securities:
Equity Investments[b]	$854,820,687	$-	$-		$854,820,687
Short Term Investments	5,300,809	9,534,325	-		14,835,134
Total Investments in Securities	$860,121,496	$9,534,325	$-		$869,655,821

Franklin Natural Resources Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Oil & Gas Exploration & Production	$217,142,437	$13,967,018	$-		$231,109,455
Other Equity Investments[b]	503,750,982	-	-	c	503,750,982
Convertible Bonds	-	3,511,190	-		3,511,190
Short Term Investments	18,775,360	4,389,000	-		23,164,360
Total Investments in Securities	$739,668,779	$21,867,208	$-		$761,535,987

Franklin Small Cap Grow th Fund
Assets:
Investments in Securities:
Equity Investments[b]	$1,273,601,736	$-	$-		$1,273,601,736
Short Term Investments	81,576,367	37,044,279	-		118,620,646
Total Investments in Securities	$1,355,178,103	$37,044,279	$-		$1,392,222,382

Franklin Small-Mid Cap Grow th Fund
Assets:
Investments in Securities
Equity Investments[b]	$3,622,933,688	$-	$-		$3,622,933,688
Short Term Investments	74,824,635	26,723,800	-		101,548,435
Total Investments in Securities	$3,697,758,323	$26,723,800	$-		$3,724,482,123

Franklin Strategic Income Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Consumer Services	$-	$7,253,921	$-		$7,253,921
Materials	-	3,360,000	-		3,360,000
Transportation	-	5,052,230	-		5,052,230
Other Equity Investments[b]	97,461,044	-	-	c	97,461,044
Corporate Bonds	-	3,188,357,531	-		3,188,357,531
Senior Floating Rate Interests	-	1,086,490,178	1,130,238	c	1,087,620,416
Foreign Government and Agency Securities	-	1,598,779,692	-		1,598,779,692
U.S. Government and Agency Securities	-	154,688,615	-		154,688,615
Asset-Backed Securities and Commercial Mortgage-Backed Securities	-	444,756,801	-		444,756,801
Mortgage-Backed Securities	-	409,093,347	-		409,093,347
Municipal Bonds	-	494,890,010	-		494,890,010
Short Term Investments	454,280,420	286,470,984	-		740,751,404
Total Investments in Securities	$551,741,464	$7,679,193,309	$1,130,238		$8,232,065,011

Forw ard Exchange Contracts	$-	$18,601,314	$-		$18,601,314
Sw ap Contracts	-	2,063,707	-		2,063,707

Liabilities:
Forw ard Exchange Contracts	-	24,846,870	-		24,846,870
Sw ap Contracts	-	269,262	-		269,262
Unfunded Loan Commitments	-	3,538	-		3,538

a Includes common, preferred and convertible preferred stocks as w ell as other equity investments.
bFor detailed categories, see the accompanying Statements of Investments.
cIncludes securities determined to have no value at January 31, 2014.
A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period.

10. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds’ significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN STRATEGIC SERIES

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date  March 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date  March 27, 2014

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

Chief Accounting Officer

Date  March 27, 2014